As filed with the Securities and Exchange Commission on March 1, 1999

                           Registration No. 33-76334
                          Registration No. 811-5343

                     SECURITIES AND EXCHANGE COMMISSION
                           Washington, D.C. 20549

                                   FORM N-4

         Registration Statement Under the Securities Act of 1933
                     Pre-Effective Amendment No.
                       Post-Effective Amendment No. 16

          For Registration Under the Investment Company Act of 1940
                               Amendment No. 38

                    GE Life & Annuity Separate Account 4
                         (Exact Name of Registrant)

                    GE Life and Annuity Assurance Company
                             (Name of Depositor)
                            6610 W. Broad Street
                          Richmond, Virginia 23230
             (Address of Depositor's Principal Executive Office)
                Depositor's Telephone Number:  (804) 281-6000

                              Patricia L. Dysart
            Associate General Counsel and Assistant Vice President
                    GE Life and Annuity Assurance Company
                            6610 W. Broad Street
                          Richmond, Virginia  23230
                   (Name and address of Agent for Service)

                                  Copy to:
                          Stephen E. Roth, Esquire
                       Sutherland Asbill & Brennan LLP
                       1275 Pennsylvania Avenue, N.W.
                        Washington, D.C.  20004-2415

It is proposed that this filing will become effective:
__ immediately upon filing pursuant to paragraph (b) of Rule 485
__ on May 1, 1998  pursuant to paragraph (b) of Rule 485
X  60 days after filing pursuant to paragraph (a) of Rule 485
__ on ___________  pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered:  Interests in a Separate Account
                                       under Individual
                                       Flexible Premium Variable Deferred
                                       Annuity Policies

                      GE Life & Annuity Separate Account 4
                               Prospectus For The
                     Flexible Premium Variable Deferred Annuity Policy

                                Form P1150 10/98
                                 Form P1143 4/94

                                   issued by:
                      GE Life and Annuity Assurance Company
                             6610 West Broad Street
                            Richmond, Virginia 23230
                            Telephone: (804) 281-6000

This Prospectus describes a flexible premium variable deferred annuity policy (the "Policy") for individuals and some qualified and nonqualified retirement plans. GE Life and Annuity Assurance Company (the "Company," "we," "us," or "our") issues the Policy.

The Policy offers you the accumulation of Account Value and the payment of periodic annuity benefits. We may pay these benefits on a variable or fixed basis or a combination of both.

You may allocate your premium payments to Account 4, the Guarantee Account, or both. Each Investment Subdivision of Account 4 invests in shares of the Funds. We list the Funds, and their currently available portfolios, below.

Janus Aspen Series:
      Growth Portfolio, Aggressive Growth Portfolio, International Growth Portfolio, Worldwide Growth Portfolio, Balanced Portfolio, Flexible Income Portfolio, Capital Appreciation Portfolio
Variable Insurance Products Fund:
      VIP Equity-Income Portfolio, VIP Overseas Portfolio, VIP Growth Portfolio Variable Insurance Products Fund II:
      VIP II Asset Manager Portfolio, VIP II Contrafund Portfolio Variable Insurance Products Fund III:
      VIP III Growth & Income Portfolio, VIP III Growth Opportunities Portfolio GE Investments Funds, Inc.:
      S&P 500 Index Fund, Money Market Fund, Total Return Fund, International Equity Fund, Real Estate Securities Fund, Global Income Fund, Value Equity Fund, Income Fund, U.S. Equity Fund
Oppenheimer Variable Account Funds:
      Oppenheimer Bond Fund, Oppenheimer Aggressive Growth Fund, Oppenheimer Growth Fund, Oppenheimer High Income Fund, Oppenheimer Multiple Strategies Fund
Federated Insurance Series:
      Federated American Leaders Fund II, Federated Utility Fund II, Federated High Income Bond Fund II
The Alger American Fund:
      Alger American Growth Portfolio, Alger American Small Capitalization Portfolio
PBHG Insurance Series Fund, Inc.
      PBHG Growth II Portfolio, PBHG Large Cap Growth Portfolio Goldman Sachs Variable Insurance Trust:
      Goldman Sachs Growth and Income Fund, Goldman Sachs Mid Cap Equity Fund Salomon Brothers Variable Series Fund:*
      Salomon Investors Fund, Salomon Total Return Fund, Salomon Strategic Bond Fund

      *The Salomon Investors Fund, Salomon Total Return Fund and Salomon Strategic Bond Fund for Salomon Brothers Variable Series Fund are not available at this time in connection with policies issued to California policyowners. Further, these funds may not be available in all markets.

Except for amounts in the Guarantee Account, both the value of a Policy before the Maturity Date and the amount of monthly income afterward will depend upon the investment performance of the portfolio(s) you select. You bear the investment risk of investing in the portfolios.

The Securities and Exchange Commission has not approved these securities or determined if this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

Your investment in the Policy is not a deposit of a bank and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any government agency.

This Prospectus gives details about Account 4 and our Guarantee Account that you should know before investing. Please read this Prospectus carefully before investing and keep it for future reference.

A statement of additional information ("SAI"), dated ____ __, 1999, concerning Account 4 has been filed with the Securities and Exchange Commission ("SEC") and is incorporated by reference into this Prospectus. If you would like a free copy, call us at 1-800-352-9910. The SAI also is available on the SEC's website at http://www.sec.gov. A table of contents for the SAI appears on the last page of this Prospectus.

The date of this Prospectus is ____ __, 1999

                                TABLE OF CONTENTS


                                                                            Page

Definitions...................................................................

Expense tables................................................................

Synopsis......................................................................

Investment Results............................................................

Financial Statements..........................................................

GE Life and Annuity Assurance Company.........................................

Account 4.....................................................................

Guarantee Account.............................................................

Charges and Other Deductions..................................................

The Policy....................................................................

Transfers.....................................................................

Withdrawals...................................................................

Death Benefit.................................................................

Income Payments...............................................................

Federal Tax Matters...........................................................

Voting Rights.................................................................

Requesting Payments...........................................................

Distribution of the Policies..................................................

Additional Information .......................................................

Condensed Financial Information ..............................................

Table of Contents for Statement of Additional Information.....................

This prospectus does not constitute an offering in any jurisdiction in which such offering may not lawfully be made.

                                   DEFINITIONS


We have tried to make this Prospectus as understandable as possible. However, in explaining how the Policy works, we have had to use certain terms that have special meanings. We define these terms below.

Account Value -- The value of the Policy equal to the amount allocated to the Investment Subdivisions of Account 4 and the Guarantee Account.

Account 4 -- GE Life & Annuity Separate Account 4, a separate investment account we established to receive and invest the premiums you pay under the Policies, and other variable annuity policies we issue.

Accumulation Unit -- An accounting unit of measure we use in calculating the Account Value in Account 4 before the Maturity Date.

Annuitant -- The Annuitant is the person named in the Policy upon whose age and, where appropriate, sex, we determine monthly income benefits.

Annuity Unit -- An accounting unit of measure we use in the calculation of the amount of the second and each subsequent variable income payment.

Death Benefit -- The benefit provided under a Policy upon the death of an Annuitant before the Maturity Date.

Designated Beneficiary(ies) -- The person(s) designated in the Policy who is alive (or in existence for non-natural entities) on the date of an Owner's, Joint Owner's or Annuitant's death and who we will treat as the sole owner of the Policy following such a death.

Fund -- Any open-end management investment company or investment portfolio thereof or any unit investment trust in which an Investment Subdivision invests.

General Account -- Our assets that are not segregated in any of our separate investment accounts.

Guarantee Account -- Part of our General Account that provides a guaranteed interest rate for a specified guarantee period. This account is not part of and does not depend on the investment performance of Account 4.


Investment Subdivision -- A subdivision of Account 4, each of which invests exclusively in shares of a designated portfolio of one of the Funds. All Investment Subdivisions may not be available in all states or in all markets.

Maturity Date -- The date stated in the Policy on which your income payments will commence, if the Annuitant is living on that date.

Owner -- The person or persons (in the case of Joint Owners) entitled to receive income payments after the Maturity Date. During the lifetime of the Annuitant, the Owner also is entitled to the ownership rights stated in the Policy and in any application. "You" or "your" refers to the Owner or Joint Owners.

Policy Date -- The date we issue your Policy and your Policy becomes effective. Your Policy Date is shown in your Policy and we use it to determine Policy years and anniversaries.

Surrender Value -- The Account Value less any applicable surrender charge, premium tax, and optional benefit charges.

Valuation Day -- For each Investment Subdivision, each day on which the New York Stock Exchange is open for business except for days that the Fund does not value its shares.

Valuation Period -- The period between the close of business on a Valuation Day and the close of business on the next succeeding Valuation Day.

                                 EXPENSE TABLE


This table describes the various costs and expenses that you will pay (either directly or indirectly) if you purchase the Policy. The table reflects expenses both of Investment Subdivisions of Account 4 and of the portfolios. For more complete descriptions of the various costs and expenses involved, see Charges and Other Deductions in this Prospectus, and the Fund prospectuses. Premium tax charges also may apply, although they do not appear in the table. In addition, we reserve the right to impose a transfer charge, although we do not currently do so.

Owner transaction expenses:

The maximum surrender charge (as a percentage of each premium
    payment surrendered/withdrawn):                                           6%

We reduce the surrender charge percentage over time. In general, the later you surrender or withdraw a premium payment, the lower the surrender charge will be on that premium payment.

(Note: During each Policy Year, up to 10% of premium payments plus any gain may be withdrawn without the imposition of the surrender charge. Also, we may waive the surrender charge in certain cases. See Surrender Charge.)

Transfer Charge:                                                        None

Annual Expenses (as a percentage of Account Value):

Mortality and Expense Risk Charge                                       1.25%
Administrative Expense Charge                                            .15%
Total Annual Expenses                                                   1.40%

Other Annual Expenses:

Annual Policy Maintenance Charge                                         $25*
Maximum Optional Guaranteed Minimum Death
    Benefit Charge ("GMBD") (as a percentage
      of average benefit amount)                                        .35%**
Maximum Optional Death Benefit
    Charge ("ODB") (as a percentage of
    Account Value)                                                      .25%***
Maximum Optional Guaranteed Minimum
         Income Benefit Charge  ("GMIB") (as a percentage of
         guaranteed minimum annuitization proceeds)                     .35%****


* We do not assess this charge if your Account Value at the time the charge is due is more than $75,000.
** If the Optional Guaranteed Minimum Death Benefit applies. This may be referred to as the "Six Percent EstateProtector" in our marketing materials.
*** If the Optional Death Benefit applies. This may be referred to as the "Annual EstateProtector" in our marketing materials.
**** If the Optional Guaranteed Minimum Income Benefit applies.


Fund Annual Expenses

Annual expenses of the portfolios of the Funds for the year ended December 31, 1998: (as a percentage of each portfolio's average net assets):

The expenses numbers will be added by a subsequent post effective amendment.

                                                                                                     Total Annual
Fund                                                  Management Fees          Other Expenses          Expenses

Balanced
    Janus Aspen Balanced Portfolio
    VIP II Asset Manager Portfolio
    Salomon Brothers Total Return Fund
    GE Total Return Fund
    Oppenheimer Multiple Strategies Fund
Aggressive Growth
    Janus Aspen Aggressive Growth Portfolio
    Oppenheimer Aggressive Growth Fund
    Alger American Small Capitalization Portfolio
Growth
    Janus Aspen Growth  Portfolio
    Janus Aspen  Capital  Appreciation  Portfolio
    Alger  American  Growth  Portfolio
    VIP II  Contrafund  Portfolio
    VIP Growth Portfolio
    Oppenheimer  Growth Fund
    VIP III Growth  Opportunities  Portfolio
    Goldman  Sachs Mid Cap  Equity  Fund
    GE Value  Equity  Fund
    PBHG  Growth II Portfolio
    PBHG Large Cap Growth Portfolio
Growth & Income
    Federated  American Leaders Fund II
    GE US Equity Fund
    Goldman Sachs Growth & Income Fund
    Salomon Brothers Investors Fund
    VIP Equity-Income  Portfolio
    VIP III Growth & Income Portfolio
    GE S&P 500 Index Fund
International Stock
    Janus Aspen International Growth Portfolio
    VIP Overseas Portfolio
    GE International Equity Fund
Corporate Bond
    Oppenheimer Bond Fund
    Salomon Brothers Strategic Bond Fund
    GE Income Fund
High Yield Bond
    Oppenheimer High Income Fund
    Federated High Income Bond Fund
Specialty
    Federated Utility Fund II
    GE Real Estate Securities Fund
Diversified Bond
    Janus Aspen Flexible Income Portfolio
Global Stock
    Janus Aspen Worldwide Growth Portfolio
International Bond
    GE Global Income Fund
Money Market
    GE Money Market Fund

Examples The information for the charts shown below will be added by a subsequent post-effective amendment.

These examples show what your costs would be under certain hypothetical situations. The examples do not represent past or future expenses. Your actual expenses may be more less than those shown.
                                   *       *      *
1. If you surrender your Policy at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:*

                                                  With Optional GMDB , ODB and GMIB charges
Fund:                                               1 Year  3 Years   5 Years  10 Years

Balanced
   Janus Aspen Balanced Portfolio
   VIP II Asset Manager Portfolio
   Salomon Brothers Total Return Fund
   GE Investments Total Return Fund
   Oppenheimer Multiple Strategies Fund
Aggressive Growth
   Janus Aspen Aggressive Growth Portfolio
   Oppenheimer Aggressive Growth Fund
   Alger American Small Capitalization Portfolio
Growth
   Janus Aspen Growth Portfolio
   Janus Aspen Capital Appreciation
Portfolio
   Alger American Growth Portfolio
   VIP II Contrafund Portfolio
   VIP Growth Portfolio
   Oppenheimer Growth Fund
   VIP III Growth Opportunities
Portfolio
   Goldman Sachs Mid Cap Equity Fund
   GE Investments Value Equity Fund
   PBHG Growth II Portfolio
   PBHG Large Cap Growth Portfolio
Growth and Income
   Federated  American  Leaders Fund II
   GE Investments US Equity
   Fund Goldman Sachs Growth & Income Fund
   Salomon  Brothers  Investors Fund
   VIP Equity-Income Portfolio
   VIP III Growth & Income Portfolio
   GE Investments S&P 500 Index Fund
International Stock
    Janus Aspen International Growth Portfolio
    VIP Overseas Portfolio
     GE International Equity Fund
Corporate Bond
   Oppenheimer Bond Fund
   Salomon Brothers Strategic Bond Fund
   GE Investments  Income Fund
High Yield Bond
    Oppenheimer High Income Bond
    Federated High Income Bond Fund
Specialty
    Federated Utility Fund II
    GE Real Estate Securities Fund
Diversified Bond
     Janus Aspen Flexible Income Portfolio
Global Stock
   Janus Aspen Worldwide Growth Portfolio
International Bond
   GE Global Income Fund
Money Market
   GE Investments Money Market Fund

* surrender includes annuitization over a period of less than 5 years.

2. If you do not surrender your policy, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                      With Optional GMDB, ODB and GMIB charges
Fund:                                                   1 Year  3 Years   5 Years  10 Years

Balanced
   Janus Aspen Balanced Portfolio
   VIP II Asset Manager Portfolio
   Salomon Brothers Total Return Fund
   GE Investments Total Return Fund
   Oppenheimer Multiple Strategies Fund
Aggressive Growth
   Janus Aspen Aggressive Growth Portfolio
   Oppenheimer Aggressive Growth Fund
   Alger American Small Capitalization Portfolio
Growth
   Janus Aspen Growth Portfolio
   Janus Aspen Capital Appreciation Portfolio
   Alger American Growth Portfolio
   VIP II Contrafund Portfolio
   VIP Growth Portfolio
   Oppenheimer Growth Fund
   VIP III Growth Opportunities Portfolio
   Goldman Sachs Mid Cap Equity Fund
   GE Investments Value Equity Fund
   PBHG Growth II Portfolio
   PBHG Large Cap Growth Portfolio
Growth and Income
   Federated  American  Leaders Fund II
   GE Investments US Equity Fund
   Goldman Sachs Growth & Income Fund
   Salomon  Brothers  Investors Fund
   VIP Equity-Income Portfolio
   VIP III Growth & Income Portfolio
   GE Investments S&P 500 Index Fund
International Stock
    Janus Aspen International Growth Portfolio
    VIP Overseas Portfolio
    GE International Equity Fund
Corporate Bond
   Oppenheimer Bond Fund
   Salomon Brothers Strategic Bond Fund
   GE Investments  Income Fund
High Yield Bond
    Oppenheimer High Income Bond
    Federated High Income Bond Fund
Specialty
    Federated Utility Fund II
    GE Real Estate Securities Fund
Diversified Bond
     Janus Aspen Flexible Income Portfolio
Global Stock
   Janus Aspen Worldwide Growth Portfolio
International Bond
   GE Global Income Fund
Money Market
   GE Investments Money Market Fund

* surrender includes annuitization over a period of less than 5 years.

1. If you surrender your Policy at the end of the applicable time period, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:*

                                                Without Optional GMDB, ODB and GMIB charges

Fund:                                       1 Year  3 Years   5 Years  10 Years
Balanced
   Janus Aspen Balanced Portfolio
   VIP II Asset Manager Portfolio
   Salomon Brothers Total Return Fund
   GE Investments Total Return Fund
   Oppenheimer Multiple Strategies Fund
Aggressive Growth
   Janus Aspen Aggressive Growth Portfolio
   Oppenheimer Aggressive Growth Fund
   Alger American Small Capitalization Portfolio
Growth
   Janus Aspen Growth Portfolio
   Janus Aspen Capital Appreciation Portfolio
   Alger American Growth Portfolio
   VIP II Contrafund Portfolio
   VIP Growth Portfolio
   Oppenheimer Growth Fund
   VIP III Growth Opportunities Portfolio
   Goldman Sachs Mid Cap Equity Fund
   GE Investments Value Equity Fund
   PBHG Growth II Portfolio
   PBHG Large Cap Growth Portfolio
Growth and Income
   Federated  American  Leaders Fund II
   GE Investments US Equity Fund
   Goldman Sachs Growth & Income Fund
   Salomon Brothers Investors Fund
   VIP Equity-Income Portfolio
   VIP III Growth & Income Portfolio
   GE Investments S&P 500 Index Fund
International Stock
    Janus Aspen International Growth Portfolio
    VIP Overseas Portfolio
    GE International Equity Fund
Corporate Bond
   Oppenheimer Bond Fund
   Salomon Brothers Strategic Bond Fund
   GE Investments Income Fund
High Yield Bond
    Oppenheimer High Income Bond
    Federated High Income Bond Fund
Specialty
    Federated Utility Fund II
    GE Real Estate Securities Fund
Diversified Bond
     Janus Aspen Flexible Income Portfolio
Global Stock
   Janus Aspen Worldwide Growth Portfolio
International Bond
   GE Global Income Fund
Money Market
   GE Investments Money Market Fund

 * surrender includes annuitization over a period of less than 5 years.

 2. If you do not surrender your Policy, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:*

                                                       Without Optional GMDB, ODB and GMIB charges
Fund:                                                      1 Year  3 Years   5 Years  10 Years
Balanced
   Janus Aspen Balanced Portfolio
   VIP II Asset Manager Portfolio
   Salomon Brothers Total Return Fund
   GE Investments Total Return Fund
   Oppenheimer Multiple Strategies Fund
Aggressive Growth
   Janus Aspen Aggressive Growth Portfolio
   Oppenheimer Aggressive Growth Fund
   Alger American Small Capitalization Portfolio
Growth
   Janus Aspen Growth Portfolio
   Janus Aspen Capital Appreciation Portfolio
   Alger American Growth Portfolio
   VIP II Contrafund Portfolio
   VIP Growth Portfolio
   Oppenheimer Growth Fund
   VIP   III    Growth    Opportunities Portfolio
   Goldman Sachs Mid Cap Equity Fund
   GE Investments Value Equity Fund
   PBHG Growth II Portfolio
   PBHG Large Cap Growth Portfolio
Growth and Income
   Federated  American  Leaders Fund II
   GE Investments US Equity Fund
   Goldman Sachs Growth & Income Fund
   Salomon  Brothers  Investors Fund
   VIP Equity-Income Portfolio
   VIP III Growth & Income Portfolio
   GE Investments S&P 500 Index Fund
International Stock
    Janus Aspen International Growth Portfolio
    VIP Overseas Portfolio
    GE International Equity Fund
Corporate Bond
   Oppenheimer Bond Fund
   Salomon Brothers Strategic Bond Fund
   GE Investments  Income Fund
High Yield Bond
    Oppenheimer High Income Bond
    Federated High Income Bond Fund
Specialty
    Federated Utility Fund II
    GE Real Estate Securities Fund
Diversified Bond
     Janus Aspen Flexible Income Portfolio
Global Stock
   Janus Aspen Worldwide Growth Portfolio
International Bond
   GE Global Income Fund
Money Market
   GE Investments Money Market Fund

* surrender includes annuitization over a period of less than 5 years.

The Funds supplied all of the figures provided under the subheading Fund Annual Expenses and part of the data used to produce the figures in the examples. We have not independently verified this information.

Other Policies

We offer other variable annuity policies which also may invest in the same Funds offered under the Policy. These policies have different charges that could affect their investment subdivisions' performance, and they offer different benefits.



                                    SYNOPSIS


What type of Policy am I buying? The Policy is an individual flexible premium variable deferred annuity policy. We may issue it as a policy qualified ("Qualified Policy") under the Internal Revenue Code of 1986, as amended (the "Code"), or as a policy that is not qualified under the Code ("Non-Qualified Policy"). This Prospectus only provides disclosure about the Policy. Certain features described in this prospectus may vary from your Policy. If your Policy Form is P1143 4/94, please see the Appendix. See The Policy.

How does the Policy work? Once we approve your application, we will issue a policy to you. During the accumulation period, while you are paying in, you can use your premium payments to buy Accumulation Units under Account 4 or interests in the Guarantee Account. Should you decide to annuitize (that is, change your Policy to a payout mode rather than an accumulation mode), we will convert your Accumulation Units and Guarantee Account interests to Annuity Units. You can choose a fixed or variable income payment. If you choose a variable income payment, we will base your periodic income payment upon the number of Annuity Units to which you became entitled at the time you decided to annuitize and on the value of each unit on the date the payment is determined. See The Policy.

What are my variable investment choices? Through its 40 Investment Subdivisions, Account 4 uses your premium payments to purchase shares, at your direction, in one or more portfolios of the 11 Funds. In turn, each portfolio holds securities consistent with its own particular investment policy. Amounts you allocate to Account 4 will reflect the investment performance of the portfolios you select. You bear the risk of investment gain or loss. See Account 4 - Investment Subdivisions.

What is the Guarantee Account? We offer fixed investment choices through our Guarantee Account. The Guarantee Account is part of our General Account and pays interest at declared rates we guarantee for selected periods of time. We also guarantee the principal, after deductions. Since the Guarantee Account is part of the General Account, we assume the risk of investment gain or loss on this amount. You may transfer value between the Guarantee Account and Account 4 subject to certain restrictions. See Transfers Before the Maturity Date. The Guarantee Account may not be available in all states or all markets.

What charges are associated with this Policy? Should you withdraw Account Value before your premium payments have been in your Policy for six years, we will assess a surrender charge of anywhere from 0% to 6%, depending upon how many full years those payments have been in the Policy. (Note: We waive this charge under certain conditions). See Surrender Charge.


We assess annual charges in the aggregate at an effective annual rate of 1.40% against the daily net asset value of Account 4, including that portion of the account attributable to your premium payments. These charges consist of .15% as an administrative expense charge and 1.25% as a mortality and expense risk charge. Additionally, we may impose an annual $25 Policy Maintenance Charge. We also charge for the optional GMDB, the ODB, and the optional GMIB. For a complete discussion of all charges associated with the Policy, see Charges and Other Deductions.

If your state assesses a premium tax with respect to your Policy, then at the time your Policy incurs the tax (or at such other time as we may choose), we will deduct those amounts from premium payments or Account Value, as applicable. See Charges and Other Deductions and Deductions for Premium Taxes.

The Funds also have certain expenses. These include management fees and other expenses associated with the daily operation of each portfolio. See Account 4 - Investment Subdivisions. These Fund expenses are more fully described in each Fund's prospectus.

How much must I pay, and how often? Subject to certain minimum and maximum payments, the amount and frequency of your premium payments are completely flexible. See The Policy--Premium payments.

How will my income payments be calculated? We will pay you a monthly income beginning on the Maturity Date if the Annuitant is still living. You may also decide to annuitize under one of the optional payment plans. We will base your initial payment on maturity value and other factors. See Income Payments.

What happens if I die before the Maturity Date? Before the Maturity Date, if an Owner, Joint Owner, or Annuitant dies while the Policy is in force, we will treat the Designated Beneficiary as the sole Owner of the Policy, subject to certain distribution rules. We may pay a Death Benefit to the Designated Beneficiary. See Death of the Owner or Joint Owner Before the Maturity Date.

May I transfer Account Value among portfolios? Yes, but there may be limits on how often you may do so. The minimum transfer amount is the entire balance in the Investment Subdivision if the transfer will leave a balance of less than $100. See The Policy--Transfers Before the Maturity Date, and Income Payments--Transfers After the Maturity Date.

May I surrender the Policy or make a partial surrender? Yes, subject to Policy requirements and to restrictions imposed under certain retirement plans.

If you surrender the Policy or make a partial surrender, we may assess a surrender charge as discussed above. In addition, you may be subject to income tax and, if you are younger than age 591/2 at the time of the surrender, a 10% premature withdrawal penalty tax. A surrender or a partial surrender may also be subject to withholding. See Federal Tax Matters. A partial surrender will reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduces Account Value.

Do I get a free look at this Policy? Yes. You have the right to return the Policy to us at our Home Office, and have us cancel the Policy within a certain number of days (usually 10 days from the date you receive the Policy, but some states require different periods).

If you exercise this right, we will cancel the Policy as of the day we receive your request and send you a refund equal to your Account Value plus any charges we have deducted on or before the date we received the returned Contract, or if greater, and required by the law of your state, your premium payments (less any withdrawals previously taken). See Return Privilege.

When are my allocations effective? In states that require us to return your premium payments upon exercise of your free look right, we will allocate any amounts you allocated to Account 4 to the Money Market Investment Subdivision until we deem the free look period to have expired. See Allocation of Premium Payments.



                               INVESTMENT RESULTS


At times, Account 4 may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature, and advertisements. We will calculate the results on a total return basis for various periods, with or without surrender charges. Results calculated without surrender charges will be higher. Total returns include the reinvestment of all distributions of the portfolios. Total returns reflect Fund charges and expenses, the administrative expense charge, the mortality and expense risk charge, and the policy maintenance charge. Total returns do not reflect the optional GMDB charge, the ODB charge, or the optional GMIB charge. They also do not reflect any premium taxes. See the SAI for further information.

                              FINANCIAL STATEMENTS


The financial statements for The Life Insurance Company of Virginia, now known as GE Life and Annuity Assurance Company, and Life of Virginia Separate Account 4, now known as GE Life & Annuity Separate Account 4, are located in the SAI. If you would like a free copy of the SAI, call 1-800-352-9910. Otherwise, the SAI is available on the SEC's website at http://www.sec.gov.


                      GE LIFE AND ANNUITY ASSURANCE COMPANY


We are a stock life insurance company operating under a charter granted by the Commonwealth of Virginia on March 21, 1871. We principally offer life insurance and annuity policies. We may do business in 49 states and the District of Columbia. Our principal offices are at 6610 West Broad Street, Richmond, Virginia 23230. Before January 1, 1999, our name was The Life Insurance Company of Virginia.

General Electric Capital Assurance Company ("GE Capital Assurance") owns eighty percent of our capital stock. GE Capital Assurance is an indirect wholly owned subsidiary of GE Capital ("GE Capital"). GE Financial Assurance Holdings Inc., a direct wholly owned subsidiary of GE Capital, owns the remaining 20%. GE Capital, a New York corporation, is a diversified financial services company whose subsidiaries consist of specialty insurance, equipment management, and commercial and consumer financing businesses. GE Capital's indirect parent, General Electric Company, founded more than one hundred years ago by Thomas Edison, is the world's largest manufacturer of jet engines, engineering plastics, medical diagnostic equipment and large electric power generation equipment.

GNA Corporation, a direct wholly owned subsidiary of GE Financial Assurance Holdings, Inc., directly owns the stock of Capital Brokerage Corporation (the principal underwriter for the Policies and a broker/dealer registered with the U.S. Securities and Exchange Commission).

We are a member of the Insurance Marketplace Standards Association ("IMSA"). We may use the IMSA membership logo and language in our advertisements, as outlined in IMSA's Marketing and Graphics Guidelines. Companies that belong to IMSA subscribe to a set of ethical standards covering the various aspects of sales and service for individually sold life insurance and annuities.



                                    ACCOUNT 4


We established Account 4 as a separate investment account on August 19, 1987. Account 4 may invest in mutual funds, unit investment trusts, managed separate accounts, and other portfolios. We use Account 4 to support the Policy as well as for other purposes permitted by law.

Account 4 currently has 40 Investment Subdivisions available under the Policy, but that number may change in the future. Each Investment Subdivision invests exclusively in shares representing an interest in a separate corresponding portfolio of the Funds described below. We allocate net premium payments in accordance with your instructions among up to ten of the 40 Investment Subdivisions available under the Policy.

The assets of Account 4 belong to us. Nonetheless, we do not charge the assets in Account 4 attributable to the Policies with liabilities arising out of any other business which we may conduct. The assets of Account 4 shall, however, be available to cover the liabilities of our General Account to the extent that the assets of Account 4 exceed its liabilities arising under the Policies supported by it. Income and both realized and unrealized gains or losses from the assets of Account 4 are credited to or charged against Account 4 without regard to the income, gains, or losses arising out of any other business we may conduct.

We registered Account 4 with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). Account 4 meets the definition of a separate account under the federal securities laws. Registration with the SEC does not involve supervision of the management or investment practices or policies of Account 4 by the SEC. You assume the full investment risk for all amounts you allocate to Account 4.

The Funds

There is a separate Investment Subdivision which corresponds to each portfolio of a Fund offered in this Policy. You decide the Investment Subdivisions to which you allocate net premium payments. You may change your allocation without penalty or charges.

Each Fund is registered with the Securities and Exchange Commission as an open-end management investment company under the 1940 Act. The assets of each portfolio are separate from other portfolios of a Fund and each portfolio has separate investment objectives and policies. As a result, each portfolio operates as a separate portfolio and the investment performance of one portfolio has no effect on the investment performance of any other portfolio.

Before choosing an Investment Subdivision to allocate your net premium payments and Account Value, carefully read the prospectus for each Fund, along with this Prospectus. We summarize the investment objectives of each portfolio below. There is no assurance that any of the portfolios will meet these objectives. We do not guarantee any minimum value for the amounts you allocate to Account 4. You bear the investment risk of investing in the portfolios.

The investment objectives and policies of certain portfolios are similar to the investment objectives and policies of other portfolios that may be managed by the same investment adviser or manager. The investment results of the portfolios, however, may be higher or lower than the results of such other portfolios. There can be no assurance, and no representation is made, that the investment results of any of the portfolios will be comparable to the investment results of any other portfolio, even if the other portfolio has the same investment adviser or manager, or if the other portfolio has a similar name.

Investment Subdivisions

We offer you a choice from among 40 Investment Subdivisions, each of which invests in an underlying portfolio of one of the Funds. You may allocate premiums to up to ten Investment Subdivisions at any one time.

-----------------------------------------------------------------------------------------
Investment Subdivision              Investment Objective            Adviser (and Sub-
                                                                    Adviser, as
                                                                    applicable)
-----------------------------------------------------------------------------------------
                                 Balanced Funds
-----------------------------------------------------------------------------------------
Janus Aspen Series       Seeks long term growth of capital,         Janus Capital
Balanced Portfolio       consistent with the preservation of        Corporation
                         capital and balanced by current income.
                         Normally invests 40-60% of its assets in
                         securities selected primarily for their
                         growth potential and 40-60% of its assets
                         in securities selected primarily for their
                         income potential.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Fidelity Variable        Seeks high total return with reduced risk  Fidelity Management
Insurance                over the long-term by allocating its       & Research Company
Products Fund II         assets among stocks, bonds and short-term
VIP II Asset Manager     instruments.
Portfolio
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Salomon Brothers         Seeks to obtain above-average income by    Salomon Brothers
Variable                 primarily investing in a broad variety of  Asset Management
Series Funds             securities, including stocks,              Inc.
Total Return Fund        fixed-income securities and short-term
                         obligations.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

GE Investments Funds     Objective of providing the highest total   GE Investment
Total Return Fund        return, composed of current income and     Management
                         capital  appreciation,  as is  consistent  Incorporated
                         with  prudent  investment  risk by
                         investing in common stock, bonds and
                         money market instruments, the proportion
                         of each being continuously determined by
                         the investment adviser.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------


Oppenheimer Variable     Total investment return (which includes    OppenheimerFunds,
Account Funds            current income and capital appreciation    Inc.
Multiple Strategies      in the  values  of its  shares)  from
Fund                     investments   in  common   stocks   and
                         other   equity securities, bonds and
                         other debt securities, and "money
                         market" securities.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

                                Aggressive Growth Funds
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Janus Aspen  Series      Seeks non-diversified portfolio pursuing   Janus Capital
Aggressive Growth        long-term growth of capital by normally    Corporation
Portfolio                investing at least 50% of its equity
                         assets in securities issued by
                         medium-sized companies.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Oppenheimer Variable     Achieves capital appreciation by           OppenheimerFunds,
Account Funds            investing in "growth-type" companies.      Inc.
Aggressive Growth Fund   Before May 1, 1998 this fund was known as
                         Capital Appreciation Fund.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

The Alger                Long-term capital appreciation. Except     Fred Alger
American Fund            during temporary defensive periods, the    Management, Inc.
Alger American Small     portfolio invests at least 65% of its
Capitalization Portfolio total assets in equity securities of
                         companies   that,  at  the  time  of
                         purchase  of  the securities, have
                         total market capitalization within the
                         range of companies  included in the
                         Russell 2000 Growth Index or the S&P
                         Small  Cap  600   Index,   updated
                         quarterly.  Both  indexes  are broad
                         indexes of small capitalization stocks.
                         The portfolio may invest up to 35% of
                         its total assets in equity securities of
                         companies  that,  at the time of
                         purchase, have total market
                         capitalization outside this combined
                         range and in excess of that amount
                         (up to 100% of its  assets) during
                         temporary defensive periods.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

                                      Growth Funds
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Janus Aspen Series       Seeks long-term capital growth consistent  Janus Capital
Growth Portfolio         with the preservation of capital and       Corporation
                         pursues its objective by investing in
                         common stocks of companies of any size.
                         Emphasizes larger, more established
                         issuers.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Janus Aspen Series       Seeks  long-term  growth of capital by     Janus Capital
Capital                  investing primarily in common stocks of    Corporation
Appreciation             companies of any size.
Portfolio


-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

The Alger American Fund  Long-term capital appreciation. Except     Fred Alger
Alger American Growth    during temporary defensive periods, this   Management,. Inc.
Portfolio                portfolio invests at least 65% of its
                         total assets in equity securities of
                         companies that, at the time of purchase,
                         have a total market capitalization of
                         $1 billion or greater.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Fidelity  Variable       Seeks long-term  capital  appreciation by  Fidelity
Insurance                investing  mainly  in  common  stocks      Management &
Products  Fund  II       and in securities of companies whose       Research Company
VIP II Contrafund        value is believed to have not been fully
Portfolio                recognized by the public.  This fund
                         also invests in domestic and foreign
                         issuers.



-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Fidelity Variable        Seeks capital appreciation by investing    Fidelity
Insurance Products       primarily in common stocks of companies    Management &
Fund                     believed to have above-average growth      Research Company
                         potential measured by factors such as
                         earnings or revenue.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Oppenheimer Variable     Capital appreciation normally through      OppenheimerFunds,
Account Funds            purchases in common stocks, although its   Inc.
Growth Portfolio         investments are not restricted to any one
                         type of security. Capital appreciation
                         may also be found in other types of
                         securities including bonds and preferred
                         stocks.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Fidelity Variable        Seeks to provide capital growth by         Fidelity
Insurance Products       investing primarily in common stock        Management &
Fund III                 and other types of securities,             Research Company
VIP III Growth           including bonds which may be lower-
Opportunities            quality debt securities
Portfolio

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Goldman Sachs            Seeks long-term capital appreciation       Goldman Sachs
Variable Insurance       primarily through investments in           Asset Management
Trust                    equity securities of companies with
Mid Cap Equity Fund      public stock market capitalizations
                         within the range of the market
                         capitalization of companies
                         constituting the Russell Midcap Index
                         at the time of investment (currently
                         between $400 million and $16 billion).
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

GE Investments Funds     Objective of providing long term growth    GE Investment
Value Equity Fund        of capital by investing primarily in       Management
                         common stock and other equity securities   Incorporated
                         of companies that the investment adviser   (Subadvised by NWQ
                         undervalued by the market place at the     Investment
                         time of purchase and offer the potential   Management
                         for above-average growth of capital.       Company)

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

PBHG Insurance Series    Capital Appreciation by investing at       Pilgrim Baxter &
Fund, Inc.               least 65% of total assets in the equity    Associates, Ltd.
PBHG Growth II Portfolio securities of small and medium sized growth  companies  (market
                         capitalization  or  annual
                         revenues  up to $4  billion)  that,  in
                         the  adviser's opinion, have an outlook
                         for strong earnings growth and
                         the potential for significant capital
                         appreciation..

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------


PBHG Insurance Series    Long-term growth of capital by investing   Pilgrim Baxter &
Fund, Inc.               primarily in the equity securities of      Associates, Ltd.
PBHG Large Cap Growth    large capitalization companies (market
Portfolio                capitalization of greater than $1
                         billion)  that,  in  the  adviser's
                         opinion,  have  an outlook for strong
                         growth in earnings and potential for
                         capital appreciation.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

                             Growth and Income Funds
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------
Federated Insurance      Long-term growth of capital with a         Federated Advisors
Series                   secondary objective of providing
American Leaders         income. Seeks to achieve its
Fund II                  objective by investing, under
                         normal circumstances, at least
                         65% of its total assets in common
                         stock of "blue chip" companies.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

GE Investments Funds     Objective of providing long-term growth    GE Investment
U.S. Equity Fund         of capital through investments primarily   Management
                         in equity securities of U.S. companies.    Incorporated

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Goldman Sachs            Long-term capital growth and growth of     Goldman Sachs
Variable Insurance       income, primarily through equity           Asset Management
Trust                    securities that are considered to have
Growth and Income        favorable prospects for capital
Fund                     appreciation and/or dividend-paying
                         ability.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Salomon Brothers         Long-term growth of capital with           Salomon Brothers
Variable Series          current income as a secondary              Asset Management
Funds                    objective, primarily through               Inc.
Investors Fund           investments in common stocks of
                         well-known companies.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Fidelity Variable        Seeks reasonable income and will           Fidelity
Insurance Products       consider the potential for capital         Management &
Fund                     appreciation. The fund also seeks          Research Company
VIP Equity-Income        a yield which exceeds the composite
Portfolio                yield on the securities comprising
                         the S&P 500. This is achieved by
                         investing primarily in income-
                         producing equity securities and
                         investing in domestic and foreign
                         issuers.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Fidelity Variable        Seeks high total return through a          Fidelity
Insurance Products       combination of current income and          Management &
Fund III                 capital appreciation by investing          Research Company
VIP III Growth &         a majority of assets in common stocks
Income Portfolio         with a focus on those that pay
                         current dividends and show potential
                         for capital appreciation.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

GE Investments Funds     Objective of providing capital             GE Investment
S&P 5001 Index Fund      appreciation and accumulation of income    Management
                         that corresponds to the investment return  Incorporated
                         of the Standard & Poor's 500 Composite     (Subadvised by
                         Stock Price Index through investment in    State Street Global
                         common stocks comprising the Index.        Advisors)

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

                            International Stock Funds
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Janus Aspen Series       Seeks long-term growth of capital          Janus Capital
International Growth     primarily through investments in common    Corporation
Portfolio                stocks of issuers located outside the
                         United States. The portfolio normally
                         invests at least 65% of its total assets
                         in securities of issuers from at least
                         five different countries, excluding the
                         United States.

-------------------
    (1) "Standard & Poor's," "S&P," and "S&P 500" are trademarks of The Mc-Graw Hill Companies, Inc. and have been licensed for use by GE Investment Management Incorporated. The S&P 500 Index Fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation or warranty, express or implied, regarding the advisability of investing in this Fund or the Policy.

Fidelity Variable        Seeks long-term growth of capital by       Fidelity
Insurance Products       investing at least 65% of total assets     Management &
Fund                     in foreign securities, primarily in        Research Company
VIP Overseas             common stocks.
Portfolio

-----------------------------------------------------------------------------------------

GE Investments Funds     Objective of providing long-term growth    GE Investment
International Equity     of capital by investing primarily in       Management
Fund                     foreign equity and equity-related          Incorporated
                         securities which the Adviser believes
                         have long-term potential for capital
                         growth.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

                                  Corporate Bond Funds
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Oppenheimer Variable     Seeks high level of current income and     OppenheimerFunds
Account Funds            capital, and growth when consistent with   Inc.
Bond Fund                its primary objective. Under normal
                         conditions  this fund  will  invest at
                         least 65% of its total assets in
                         investment grade debt securities.


Salomon Brothers         High level of current income with capital   Salomon Brothers
Variable Series Funds    appreciation as a secondary objective,      Asset Management
Strategic Bond Fund      through a globally diverse portfolio of     Inc.
                         fixed-income investments, including
                         lower-rated fixed income securities
                         commonly known as junk bonds.

-----------------------------------------------------------------------------------------

GE Investments Funds     Objective of providing maximum income      GE Investment
Income Fund              consistent with prudent investment         Management
                         management and preservation of capital by  Incorporated
                         investing primarily in income-bearing
                         debt securities and other income bearing
                         instruments.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

                                 High Yield Bond Funds
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Oppenheimer Variable     High current income from investments in    OppenheimerFunds,
Account Funds            high yield fixed income securities,        Inc.
High Income Fund         including unrated securities or high risk
                         securities in lower rating categories.
                         These securities may be  considered
                         speculative.  This  Fund  may  have
                         substantial  holdings of lower-rated debt
                         securities or "junk" bonds.  The risks of
                         investing in junk bonds are described  in
                         the  prospectus   for  the   Oppenheimer
                         Variable Account Funds,  which should be
                         read carefully before investing.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Federated Insurance      High current income by investing           Federated Advisers
Series                   primarily in a diversified portfolio of
High                     Income Bond Fund II professionally managed
                         fixed-income securities. The fixed income
                         securities  in which the Fund intends to
                         invest are  lower-rated  corporate debt
                         obligations,  commonly referred to as
                         "junk bonds." The risks  of  these
                         securities   are  described  in  the
                         prospectus for the Federated  Insurance
                         Series,  which should be read careful
                         before investing.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

                                    Specialty Funds
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Federated Insurance      High current income and moderate capital   Federated Advisors
Series                   appreciation by investing primarily in
Utility Fund II          equity and debt securities of utility
                         companies.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

GE Investments Funds     Objective of providing maximum total       GE Investment
Real Estate              return through current income and capital  Management
Securities Fund          appreciation by investing primarily in     Incorporated
                         securities of U.S. issuers that are
                         principally engaged in or related to the
                         real estate industry including those that
                         own significant real estate assets. The
                         portfolio will not invest directly in
                         real estate.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

                                 Diversified Bond Funds
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Janus Aspen Series       Seeks maximum total return consistent      Janus Capital
Flexible Income          with preservation of capital. Total        Corporation
Portfolio                return is expected to result from a
                         combination  of income and  capital
                         appreciation.  The portfolio pursues its
                         objective  primarily by investing
                         in  any  type  of  income-producing
                         securities.  This portfolio may have
                         substantial  holdings of lower-rated
                         debt securities or "junk" bonds. The
                         risks of investing in junk bonds are
                         described in the prospectus for Janus
                         Aspen  Series,  which should be read
                         carefully  before investing.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

                                   Global Stock Funds
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

Janus Aspen Series       Seeks long-term capital growth in a        Janus  Capital
Worldwide Growth         manner consistent with the preservation    Corporation
Portfolio                of capital by investing in a diversified
                         portfolio of common stocks of foreign and
                         domestic issuers of all sizes. Normally
                         invests in at least five different
                         countries including the United States.

-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

                                International Bond Funds
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

GE Investments Funds     Objective of providing high total return,  GE Investment
Global Income Fund       emphasizing current income and, to a       Management
                         lesser extent,  capital appreciation.
                         The Incorporated Fund seeks to achieve
                         objectives by investing primarily
                         in foreign and domestic  income-bearing
                         debt securities and other foreign and
                         domestic income.
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

                                   Money Market Funds
-----------------------------------------------------------------------------------------
-----------------------------------------------------------------------------------------

GE Investments Funds     Objective of providing the highest level   GE Investment
Money Market Fund        of current income as is consistent with    Management
                         various types of good liquidity and safety Incorporated
                         of principal by investing in high quality
                         money market securities.
-----------------------------------------------------------------------------------------

We will purchase shares of the portfolios at net asset value and direct them to the appropriate Investment Subdivisions of Account 4. We will redeem sufficient shares of the appropriate portfolios at net asset value to pay Death Benefits and surrender/partial surrender proceeds, to make income payments, or for other purposes described in the Policy. We automatically reinvest all dividend and capital gain distributions of the portfolios in shares of the distributing portfolios at their net asset value on the date of distribution. In other words, we do not pay portfolio dividends or portfolio distributions out to Owners as additional units, but instead reflect them in unit values.

Shares of the Funds are not sold directly to the general public. They are sold to the Company, and may be sold to other insurance companies that issue variable annuity and variable life insurance policies or to retirement plans. In addition, they may be sold to retirement funds.

When a Fund sells shares in any of its portfolios both to variable annuity and to variable life insurance separate accounts, it engages in mixed funding. When a Fund sells shares in any of its portfolios to separate accounts of unaffiliated life insurance companies, it engages in shared funding.

Each Fund may engage in mixed and shared funding. Therefore, due to differences in redemption rates or tax treatment, or other considerations, the interests of various shareholders participating in a Fund could conflict. A Fund's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken. See the Prospectuses for the Funds.

We have entered into agreements with either the investment adviser or distributor of each of the Funds under which the adviser or distributor pays us a fee ordinarily based upon a percentage of the average aggregate amount we have invested on behalf of Account 4 and other separate accounts. These percentages differ, and some investment advisers or distributors pay us a greater percentage than other advisors or distributors. These agreements reflect administrative services we provide.

Changes to Account 4 and the Investment Subdivisions

We reserve the right, within the law, to make additions, deletions and substitutions for the Funds and/or any portfolios within the Funds in which Account 4 participates. We may substitute shares of other portfolios for shares already purchased, or to be purchased in the future, under the Policy. This substitution might occur if shares of a portfolio should no longer be available, or if investment in any portfolio's shares should become inappropriate, in the judgment of our management, for the purposes of the Policy. No substitution of the shares attributable to your Policy may take place without notice to you and before approval of the SEC, in accordance with the 1940 Act.

We also reserve the right to establish additional Investment Subdivisions, each of which would invest in a separate portfolio of a Fund, or in shares of another investment company, with a specified investment objective. We may also eliminate one or more Investment Subdivisions if, in our sole discretion, marketing, tax, or investment conditions warrant.

If permitted by law, we may deregister Account 4 under the 1940 Act in the event such registration is no longer required; manage Account 4 under the direction of a committee; or combine Account 4 with other separate accounts of the Company. Further, to the extent permitted by applicable law, we may transfer the assets of Account 4 to another separate account.

                              THE GUARANTEE ACCOUNT

Due to certain exemptive and exclusionary provisions of the federal securities laws, we have not registered interests in the Guarantee Account under the Securities Act of 1933 (the "1933 Act"), and we have not registered either the Guarantee Account or our General Account as an investment company under the 1940 Act. Accordingly, neither the interests in the Guarantee Account, nor our General Account are generally subject to regulation under the 1933 Act and the 1940 Act. Disclosures relating to the interests in the Guarantee Account, and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy of statements made in a registration statement.

You may allocate some or all of your net premium payments and transfer some or all of your Account Value to the Guarantee Account. We credit the portion of the Account Value allocated to the Guarantee Account with interest (as described below). Account Value in the Guarantee Account is subject to some, but not all, of the charges we assess in connection with the Policy. See Charges and Other Deductions.

Each time you allocate net premium payments or transfer Account Value to the Guarantee Account, we establish an interest rate guarantee period. For each interest rate guarantee period, we guarantee an interest rate for a specified period of time. At the end of an interest rate guarantee period, a new interest rate will become effective, and a new interest rate guarantee period will commence for the remaining portion of that particular allocation.

We determine the interest rates in our sole discretion. The determination made will be influenced by, but not necessarily correspond to, interest rates available on fixed income investments which we may acquire with the amounts we receive as premium payments or transfers of Account Value under the Policies. You will have no direct or indirect interest in these investments. We also will consider other factors in determining interest rates for a guarantee period including, but not limited to, regulatory and tax requirements, sales commissions, and administrative expenses borne by us, general economic trends, and competitive factors. Amounts you allocate to the Guarantee Account will not share in the investment performance of our General Account, or any portion thereof. We cannot predict or guarantee the level of interest rates in future guarantee periods. However, the interest rates for any interest guarantee period will be at least the guaranteed interest rate shown in your Policy.

We will notify Owners in writing at least 10 days prior to the expiration date of any guarantee period about the then currently available guarantee periods and the guaranteed interest rates applicable to such guaranteed periods. A new one year guarantee period will commence automatically unless we receive written notice prior to the end of the 30 day period following the expiration of the guarantee period ("30 day window") of your election of a different guarantee period from among those being offered by us at that time, or instructions to transfer all or a portion of the remaining amount to one ore more Investment Subdivisions subject to certain restrictions. (See Transfers Before the Maturity Date.) During the 30 day window, the allocation will accrue interest at the new guarantee period's interest rate.

We reserve the right to credit bonus interest on premium payments allocated to a Guarantee Account participating in the Dollar-Cost Averaging Program. (This may not be available to all classes of policies.)



                          CHARGES AND OTHER DEDUCTIONS


All of the charges described in this section apply to Account Value allocated to Account 4. Account Value in the Guarantee Account is subject to all of the charges described in this section except for the mortality and expense risk charge and the administrative expense charge.

We will deduct the charges described below to cover our costs and expenses, services provided, and risks assumed under the Policies. We incur certain costs and expenses for the distribution and administration of the Policies and for providing the benefits payable thereunder. Our administrative services include:

o     processing applications for and issuing the Policies;

o     processing purchases and redemptions of portfolio shares as required;

o     maintaining records;

o     administering annuity payouts;

o furnishing accounting and valuation services (including the calculation and monitoring of daily Investment Subdivision values);

o     reconciling and depositing cash receipts;

o     providing Policy confirmations and periodic statements;

o     providing toll-free inquiry services; and

o     furnishing telephone fund transfer services.

 The risks we assume include:

o     the risk that the Death Benefits will be greater than the Surrender Value;

o the risk that the actual life-span of persons receiving income payments under the Policy will exceed the assumptions reflected in our guaranteed rates (these rates are incorporated in the Policy and cannot be changed);

o the risk that more Owners than expected will qualify for waivers of the surrender charges; and

o the risk that our costs in providing the services will exceed our revenues from Policy charges (which cannot be changed by us).

The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the designation of the charge. For example, the surrender charge we collect may not fully cover all of the sales and distribution expenses we actually incur. We also may realize a profit on one or more of the charges. We may use any such profits for any corporate purpose, including the payment of sales expenses.


Transaction Expenses

Surrender Charge

We assess a surrender charge (except as described below) on partial and full surrenders of premium payments. You pay this charge to compensate us for the losses we experience on Policy distribution costs when Owners surrender or partially surrender. If your policy form is P1143 4/94, your surrender charge provisions may vary from those discussed below.
Please see the Appendix.

We calculate the surrender charge separately for each premium payment. For purposes of calculating this charge, we assume that you withdraw premium payments on a first-in first-out basis. We deduct the surrender charge proportionately from the Investment Subdivisions. However, if there is no Account Value in Account 4, we will deduct the charge from the Guarantee Account. The surrender charge is as follows:

                    Surrender charge as a percentage of the surrendered
                          or partially surrendered premium payment


                                Number of full and
                               partially completed
                                  years since we
                              received the premium
                                     payment
                                                            Percentage
                                       Year
-------------------------------------------------------------------------------

                                        1                       6%

                                        2                       6%

                                        3                       6%

                                        4                       6%

                                        5                       4%

                                        6                       2%

                                    7 or more                   0%

We do not assess the surrender charge on surrenders:

o     of amounts representing gain (as defined below);

o     of free withdrawal amounts (as defined below);

o if taken under Optional Payment Plan 1, Optional Payment Plan 2 (for a period of 5 or more years), or Optional Payment Plan 5;

o     if a waiver of surrender charge provision applies; or

o     if taken upon the death of the Annuitant.

You may withdraw any gain in your Policy free of any surrender charge. We calculate gain in the Policy as: (a) plus (b) minus (c) minus (d), but not less than zero where:

      (a) is the Account Value on the date we receive your surrender request;

      (b) is the total of any partial surrenders previously taken;

      (c) is the total of premium payments made; and

      (d) is the total of any gain previously surrendered.

In addition to any gain, you may withdraw an amount equal to 10% of your total premium payments each Policy year without a surrender charge (the "free withdrawal amount"). The free withdrawal amount is not cumulative from Policy year to Policy year.

Further, we will waive the surrender charge if you annuitize under Optional Payment Plan 1 (Life Income with Period Certain), Optional Payment Plan 2 (Income for a Fixed Period) provided that you select a fixed period of 5 years or more, or Optional Payment Plan 5 (Joint Life and Survivor Income). See Optional Payment Plans.

We also will waive surrender charges arising from a surrender occurring before income payments begin if, at the time we receive the surrender request, we have received due proof that the Annuitant has a qualifying terminal illness, or has a qualifying confinement to a state licensed or legally operated hospital or inpatient nursing facility for a minimum period as set forth in the Policy (provided the confinement began, or the illness was diagnosed, at least one year after the Policy Date). If you surrender the Policy under the terminal illness waiver, please remember that we will pay your Account Value, which could be less than the Death Benefit otherwise available. The terms and conditions of the waivers are set forth in your Policy.

Deductions from Account 4

We deduct from Account 4 an amount, computed daily, at an annual rate of 1.40% of the daily net asset value. The charge consists of an administrative expense charge at an effective annual rate of .15% and a mortality and expense risk charge at an effective annual rate of 1.25%. These deductions from Account 4 are reflected in your Account Value.


Other Charges

Charges for Optional Death Benefits

We charge you for expenses related to the optional Guaranteed Minimum Death Benefit ("GMDB") and/or Optional Death Benefit ("ODB"). We deduct these charges against the Account Value in Account 4 at each anniversary and at full surrender to compensate us for the increased risks and expenses associated with providing the enhanced Death Benefit(s). We will allocate the annual GMDB and/or ODB charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If the Guarantee Account is available under the Policy and the Account Value in Account 4 is not sufficient to cover the charge for the GMDB and/or the ODB, we will deduct the charge first from the Account Value in Account 4, if any, and then from the Guarantee Account. At full surrender, we will charge you a pro-rata portion of the annual charge. (We do not have exemptive relief to deduct the ODB charge at full surrender, so we do not currently deduct the ODB charge at full surrender. We are, however, in the process of applying for exemptive relief. If we receive this exemptive relief, we will begin to deduct the ODB charge at full surrender.)

For the optional Guaranteed Minimum Death Benefit, we guarantee that this charge will never exceed an annual rate of 0.35% of the prior year's average Guaranteed Minimum Death Benefit. For the elective Optional Death Benefit, we guarantee that this charge will never exceed an annual rate of 0.25% of your Account Value.

Charge for Optional Guaranteed Minimum Income Benefit

If you elect to purchase the  Guaranteed  Minimum  Income  Benefit  Rider ("GMIB
Rider"), we will deduct a charge at each policy anniversary and at full surrender to compensate us for the costs of providing this benefit. We will allocate the annual GMIB charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If the Guarantee Account is available under the Policy and the Account Value in Account 4 is not sufficient to cover the charge for the GMIB, we will deduct the charge first from the Account Value in Account 4, if any, and then from the Guarantee Account. At full surrender, we will charge you a pro-rata portion of the annual charge. (At this time, however, we do not have exemptive relief to deduct the GMIB charge at surrender, so we do not currently deduct the GMIB charge at full surrender. We are in the process of applying for this exemptive relief, and if we receive it, we will begin to deduct the GMIB charge at full surrender.)

We guarantee that the GMIB charge will never exceed .35% of the average Guaranteed Minimum Annuitization Proceeds during the prior Policy year. See Guaranteed Minimum Income Benefit.


Policy Maintenance Charge

We will deduct an annual charge of $25 annually from the Account Value of each Policy to compensate us for certain administrative expenses incurred in connection with the Policies. We will deduct the charge at each Policy anniversary and at full surrender. We will waive this charge if your Account Value at the time of deduction is more than $75,000.

We will allocate the annual Policy Maintenance Charge among the Investment Subdivisions in the same proportion that the Policy's Account Value in each Investment Subdivision bears to the total Account Value in all Investment Subdivisions at the time we make the charge. If there is insufficient Account Value allocated to Account 4, we will deduct any remaining portion of the charge from the Guarantee Account from the amounts that have been in the Guarantee Account for the longest period of time. Other allocation methods may be available upon request.

Deductions for Premium Taxes

We will deduct charges for any premium tax or other tax levied by any governmental entity from Account Value when incurred or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administrative interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax generally ranges from 0.0% to 3.5%.

Other Charges and Deductions

Each Fund incurs certain fees and expenses. To pay for these charges, the Fund makes deductions from its assets. The deductions are described more fully in each Fund's prospectus.


Additional Information

We may reduce or eliminate the administrative expense and surrender charges described previously for any particular Policy. However, we will reduce these charges only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges. Lower distribution and administrative expenses may be the result of economies associated with (1) the use of mass enrollment procedures, (2) the performance of administrative or sales functions by the employer, (3) the use by an employer of automated techniques in submitting deposits or information related to deposits on behalf of its employees, or (4) any other circumstances which reduce distribution or administrative expenses. We will state the exact amount of administrative expense and surrender charges applicable to a particular Policy in that Policy. We will include any such differences in your Policy.


                                   THE POLICY


The Policy is an individual flexible premium variable deferred annuity Policy. We describe your rights and benefits below and in the Policy. There may be differences in your Policy because of requirements of the state where we issued your Policy. We will include any such differences in your Policy.

The discussion above about the Policy in this Prospectus relates to Policies that use policy form P1150 10/98. If your policy form is P1143 4/94, your death benefit and surrender charge may vary from the descriptions found in this Prospectus. Please see the Appendix for a description of these features in your Policy.

Purchase of the Policy

If you wish to purchase a Policy, you must apply for it through an authorized sales representative. The sales representative will send your completed application to us, and we will decide whether to accept or reject it. If we accept your application, our legally authorized officers prepare and execute a Policy. We then send the Policy to you through your sales representative. See Distribution of the Policies.

If we receive a completed application and all other information necessary for processing a purchase order, we will apply your initial premium payment no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold your initial premium payment for no more than five business days. If the incomplete application cannot be completed within those five days, we will inform you of the reasons, and will return your premium payment immediately (unless you specifically authorize us to keep it until the application is complete). Once you complete your application, we must apply the initial premium payment within two business days.

To apply for a Policy, you must be of legal age in a state where we may lawfully sell the Policies and also be eligible to participate in any of the qualified or non-qualified plans for which we designed the Policies. The Annuitant cannot be older than age 85, unless we approve a different age.

Ownership

As Owner, you have all rights under the Policy, subject to the rights of any irrevocable beneficiary. According to Virginia law, the assets of Account 4 are held for the exclusive benefit of all Owners and their Designated Beneficiaries. Qualified Policies may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.

If you name a Joint Owner in the application, we will treat the Joint Owners as having equal undivided interests in the Policy. All Owners must together exercise any ownership rights in this Policy.

Premium Payments


You may make premium payments at a frequency and in the amount you select. You must obtain our approval before you make total premium payments for an Annuitant age 79 or younger that exceed $2,000,000. If the Annuitant is age 80 or older at the time of payment, the total amount not subject to prior approval is $1,000,000. Payments may be made or, if stopped, resumed at any time until the Maturity Date, the surrender of the Policy, or the death of the Owner (or Joint Owner, if applicable), whichever comes first. We reserve the right to refuse to accept a premium payment for any lawful reason.

The minimum initial premium payment is $5,000 (or $2,000 if your Policy is an IRA Policy). We may accept a lower initial premium payment in the case of certain group sales. Each additional premium Payment must be at least $500 for Non-Qualified Policies ($200 in the case of certain bank drafts), $50 for IRA policies and $100 for other Qualified Policies.

Valuation Day

We will value Accumulation and Annuity Units once daily as of the close of trading (currently 4:00 p.m., New York time) for each day the New York Stock Exchange is open except for days on which a Fund does not value its shares (Valuation Day). If a Valuation Period contains more than one day, the unit values will be same for each day in the Valuation Period.

Allocation of Premium Payments

We place net premium payments into Account 4's Investment Subdivisions, each of which invests in shares of a corresponding portfolio of the Funds, and/or the Guarantee Account, according to your instructions. You may allocate premiums to up to ten Investment Subdivisions at any one time. However, in those states which require that premium payments be returned during the free look period (see Return Privilege), we will place the premium payments you allocated to Account 4 in the Investment Subdivision investing in the Money Market Fund of GE Investments Funds (the "Money Market Investment Subdivision"). You may not make transfers during this period. At the deemed end of the free look period, if we allocated any portion of your initial premium payment to the Money Market
Investment Subdivision, we will transfer the value in the Money Market Investment Subdivision to the Investment Subdivisions you specified in your application. Solely for the purpose of processing transfers from the Money Market Investment Subdivision, we will deem the free look period to end 15 days after the Policy Date. This transfer from the Money Market Investment Subdivision to the other Investment Subdivisions upon the expiration of the free look period does not count as a transfer for any other purposes under the Policy.



The percentage of any premium payment which you can put into any one Investment Subdivision or guarantee period must be a whole percentage and not less than $100. Upon allocation to the appropriate Investment Subdivisions we convert net premium payments into Accumulation Units. We determine the number of Accumulation Units credited by dividing the amount allocated to each Investment Subdivision by the value of an Accumulation Unit for that Investment Subdivision on the Valuation Day on which we receive the premium payment at our Home Office if received before 4:00 p.m., New York time. If we receive the premium payment at or after 4:00 p.m, New York time, we will use the Accumulation Unit value computed on the next Valuation Day. The number of Accumulation Units determined in this way is not changed by any subsequent change in the value of an Accumulation Unit. However, the dollar value of an Accumulation Unit will vary depending not only upon how well the portfolio's investments perform, but also upon the charges of Account 4 and the fees and expenses of the portfolios.

You may change the allocation of subsequent premium payments at any time, without charge, by sending us acceptable notice in writing or over the phone. The new allocation will apply to any premium payments made after we receive notice of the change.

Valuation of Accumulation Units

We value Accumulation Units for each Investment Subdivision separately. Initially, we arbitrarily set the value of each Accumulation Unit at $10.00. Thereafter, the value of an Accumulation Unit in any Investment Subdivision for a Valuation Period equals the value of an Accumulation Unit in that Investment Subdivision as of the preceding Valuation Period multiplied by the net investment factor of that Investment Subdivision for the current Valuation Period.

The net investment factor is an index used to measure the investment performance of an Investment Subdivision from one Valuation Period to the next. The net investment factor for any Investment Subdivision for any Valuation Period reflects the change in the net asset value per share of the portfolio held in the Investment Subdivision from one Valuation Period to the next, adjusted for the daily deduction of the administrative expense and mortality and expense risk charges from assets in the Investment Subdivision. If any "ex-dividend" date occurs during the Valuation Period, we take into account the per share amount of any dividend or capital gain distribution so that the unit value is not impacted. Also, if we need to reserve money for taxes, we take into account a per share charge or credit for any taxes reserved for which we determine to have resulted from the operations of the Investment Subdivision.



                                       TRANSFERS


Transfers Before the Maturity Date

Before the earliest of the surrender of the Policy, payment of any Death Benefit, or the Maturity Date, you may transfer all or a portion of your investment between and among the Investment Subdivisions of Account 4 and the Guarantee Account, subject to certain conditions. We process transfers among the Investment Subdivisions of Account 4 and between the Investment Subdivisions and the Guarantee Account as of the end of the Valuation Period that we receive the transfer request at our Home Office. We may postpone transfers to, from, or among the Investment Subdivisions of Account 4, under certain circumstances. See Requesting Payments.

We restrict transfers from any particular allocation of a Guarantee Account to an Investment Subdivision. You may make such transfers only during the 30 day period beginning with the end of the preceding interest rate guarantee period applicable to that particular allocation. We also may limit the amount which you may transfer to the Investment Subdivisions. However, for any particular allocation to the Guarantee Account, the limited amount will not be less than any accrued interest on that allocation plus 25% of the original amount of that allocation.

Further, we may restrict certain transfers from the Investment Subdivisions to the Guarantee Account. We reserve the right to prohibit or limit transfers from an Investment Subdivision to the Guarantee Account during the six month period following the transfer of any amount from the Guarantee Account to any Investment Subdivision.

Currently, there is no other limit on the number of transfers between and among Investment Subdivisions of Account 4 and the Guarantee Account; however, we reserve the right to limit the number of transfers each calendar year to twelve, or if it is necessary for the Policy to continue to be treated as an annuity policy by the Internal Revenue Service, a lower number. Currently, all transfers under the Policy are free. However, we reserve the right to assess a fee of $10 per transfer. The minimum transfer amount is the entire balance in the Investment Subdivision or guarantee period if the transfer will leave a balance of less than $100.

Sometimes, we may not honor your transfer request. We may not honor your transfer request:

      (i) if any Investment Subdivision that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests;

      (ii) if the transfer is a result of more than one trade involving the same Investment Subdivision within a 30 day period; or

      (iii) if the transfer would adversely affect accumulation unit values; and

      (iv) if the transfer would adversely affect any Fund affected by the transfer.

We also may not honor transfers made by third parties holding multiple powers of attorney. (See Powers of Attorney.)

When thinking about a transfer of Account Value, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that you will make a transfer at an inopportune time.

Telephone Transctions

We permit telephone transfers. We may be liable for losses resulting from unauthorized or fraudulent telephone transfers if we fail to employ reasonable procedures to confirm that the telephone instructions that we receive are genuine. Therefore, we will employ means to prevent unauthorized or fraudulent telephone requests, such as sending written confirmation, recording telephone requests, and/or requesting other identifying information. In addition, we will require written authorization before allowing you to make telephone transfers. We reserve the right to limit telephone transfers.


To request a telephone transfer, you should call our Annuity Customer Service Line. We will record all telephone transfer requests. We will execute transfer requests received before the close of the New York Stock Exchange that Valuation Day at that day's prices. We will execute requests received after that time on the next Valuation Day at that day's prices.

Powers of Attorney

As a general rule and as a convenience to you, we allow the use of powers of attorney whereby you give third parties the right to effect transfers on your behalf. However, when the same third party possesses powers of attorney executed by many Owners, the result can be simultaneous transfers involving large amounts of Account Value. Such transfers can disrupt the orderly management of the Funds underlying the Policy, can result in higher costs to Owners, and are generally not compatible with the long-range goals of Owners. We believe that such simultaneous transfers effected by such third parties are not in the best interests of all shareholders of the Funds underlying the Policies, and the management of the Funds share this position. Therefore, we may limit transfers made by a third party holding multiple powers of attorney.

Dollar-Cost Averaging

The dollar-cost averaging program permits you to systematically transfer on a monthly or quarterly basis a set dollar amount from the Money Market Investment Subdivision and/or the Guarantee Account to any combination of other Investment Subdivisions (as long as the total number of Investment Subdivisions used does not exceed the maximum number allowed under the Policy). The dollar-cost averaging method of investment is designed to reduce the risk of making purchases only when the price of units is high, but you should carefully consider your financial ability to continue the program over a long enough period of time to purchase Accumulation Units when their value is low as well as when it is high. Dollar-cost averaging does not assure a profit or protect against a loss.

You may participate in the dollar-cost averaging program by selecting the program on the application, completing a dollar-cost averaging agreement, or calling our Home Office. To use the dollar-cost averaging program, you must transfer at least $100 from an Investment Subdivision or a guarantee period with each transfer. Once elected, dollar-cost averaging remains in effect from the date we receive your request until the value of the Investment Subdivision or the guarantee period from which transfers are being made is depleted, or until you cancel the program by written request or by telephone if we have your telephone authorization on file.

With regard to dollar-cost averaging from the Guarantee Account, we reserve the right to determine the amount of each automatic transfer. We reserve the right to transfer any remaining portion of an allocation used for dollar-cost averaging to a Guarantee Account with a new guarantee period upon termination of the dollar-cost averaging program for that allocation.

There is no additional charge for dollar-cost averaging. We reserve the right to discontinue offering the dollar-cost averaging program. We will provide you 30 days written notice should we do this.

Asset Allocation


You may select from five asset allocation model portfolios, or you may use a model as a guide to help you develop your own asset allocation program. The models are as follows:

                              Model    Investment and Risk Profile
                               1       Income
                               2       Enhanced Income
                               3       Growth & Income
                               4       Growth
                               5       Aggressive Growth

If you elect to participate in the asset allocation program, we will automatically allocate all premium payments among the Investment Subdivisions indicated by the model and the Funds within the model you select. The models do not include allocation to the Guarantee Account. Although you may use only one model at a time, you may elect to change your selection as your tolerance for risk, needs, and/or objectives change. You may use a questionnaire to determine the model that best meets your risk tolerance and time horizons. Asset allocation does not guarantee a profit or protect against a loss.

Because each Investment Subdivision performs differently over time, your portfolio mix may vary from its initial allocations. You may elect to have the portfolios automatically rebalanced under our portfolio rebalancing program, described below.

From time to time, the allocation percentages among the Investment Subdivisions or even some of the Investment Subdivisions within a particular model, may need to be changed. We will send you notice that such a change has been made. Unless you elect to participate in the new allocation model you will remain in your current designated allocation model. This change will not be made automatically.

There is no additional charge for the asset allocation program. We reserve the right to discontinue offering this program at any time and for any reason.

Portfolio Rebalancing Program

Once you have allocated your money among the Investment Subdivisions, the performance of each Investment Subdivision may cause your allocation to shift. You may instruct us to automatically rebalance (on a quarterly, semi-annual or annual basis) your Account Value among the Investment Subdivisions to return to the percentages specified in your allocation instructions. The program does not include allocations to the Guarantee Account. You may elect to participate in the portfolio rebalancing program at any time by completing the portfolio rebalancing agreement. Your percentage allocations must be in whole percentages.


Subsequent changes to your percentage allocations may be made at any time by written or telephone instructions to the Home Office. Once elected, portfolio rebalancing remains in effect from the date we receive your written request until you instruct us to discontinue portfolio rebalancing. There is no additional charge for using portfolio rebalancing, and we do not consider a portfolio rebalancing transfer a transfer for purposes of assessing a transfer processing fee or calculating the maximum number of transfers permitted in a calendar year. We reserve the right to discontinue offering the portfolio rebalancing program at any time and for any reason. Portfolio rebalancing does not guarantee a profit or protect against a loss. We reserve the right to discontinue offering portfolio rebalancing upon 30 days written notice to you.




                                   SURRENDERS


Surrenders and Partial Surrenders

Subject to the rules discussed below, we will allow the surrender of the Policy or a withdrawal of a portion of the Account Value at any time before the Maturity Date upon your written request. Surrender or partial surrender rights after the Maturity Date depend upon the income payment option you select.

We will not permit a partial surrender that is less than $500 or that reduces Account Value to less than $5,000. If your partial surrender request would reduce Account Value to less than $5,000, we will surrender only that amount of Account Value that would reduce the remaining Account Value to $5,000 and deduct any surrender charge from the amount you surrendered.

The amount payable on full surrender of the Policy is the Surrender Value at the end of the Valuation Period during which we receive the request. The Surrender Value equals the Account Value on the date we receive a request for surrender less any applicable surrender charge, optional GMDB charge, ODB charge, and/or optional GMIB charge (provided we have exemptive relief to deduct the ODB and GMIB charges at full surrender) and less any applicable premium tax. We may pay the Surrender Value in a lump sum or under one of the optional payment plans specified in the Policy, based on your instructions.

You may indicate, in writing or by calling the Annuity Customer Service Line, from which Investment Subdivisions or guarantee periods we are to take your partial surrender. If you do not so specify, we will deduct the amount of the partial surrender first from the Investment Subdivisions of Account 4 on a pro-rata basis, in proportion to the Account Value in Account 4. We then will deduct any remaining amount from the Guarantee Account. We will take deductions from the Guarantee Account from the amounts (including any interest credited to such amounts) which have been in the Guarantee Account for the longest period of time.

Please remember that a partial surrender will reduce the Death Benefit by the proportion that the partial surrender (including any applicable surrender charge) reduced Account Value.

Restrictions on Distributions from Certain Policies

Section 830.105 of the Texas Government Code permits participants in the Texas Optional Retirement Program ("ORP") to withdraw their interest in a variable annuity contract issued under the ORP only upon (i) termination of employment in the Texas public institutions of higher education, (ii) retirement, (iii) death, or (iv) the participant's attainment of age 70 1/2. Accordingly, before we distribute any amounts from these Policies, you must furnish us proof that one of these four events has occurred.

Systematic Withdrawals

You may elect in writing on our form to take systematic withdrawals of a specified dollar amount (in equal installments of at least $100) on a monthly, quarterly, semi-annual or annual basis. Payments can begin at any time after 30 days from the Policy Date. Your systematic withdrawals in a Policy year may not exceed the amount which is not subject to a surrender charge. You may provide specific instructions as to how we are to take the systematic withdrawals. If you have not provided specific instructions, or if your specific instructions cannot be carried out, we will process the withdrawals by first taking on a pro-rata basis Accumulation Units from all of the Investment Subdivisions in which you have an interest. To the extent that your Account Value in Account 4 is not sufficient to accomplish the withdrawal, we will take any Account Value you have in the Guarantee Account to accomplish the withdrawal.

After your systematic withdrawals begin, you may change the frequency and/or amount of your payments, subject to the following:

o     you may request only one such change in a calendar quarter; and

o if you did not elect the maximum amount you could withdraw under this program at the time you elected the current series of systematic withdrawals, then you may increase the remaining payments.

A systematic withdrawal program will terminate automatically when a systematic withdrawal would cause the remaining Account Value to be less than $5,000. If a systematic withdrawal would cause the Account Value to be less than $5,000, then we will not process that systematic withdrawal transaction. If any of your systematic withdrawals would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. You may discontinue systematic withdrawals at any time by notifying us in writing at our Home Office or by telephone.

When you consider systematic withdrawals, please remember that each systematic withdrawal is subject to federal income taxes on any portion considered gain for tax purposes. In addition, you may be assessed a 10% federal penalty tax on systematic withdrawals if you are under age 591/2 at the time of the withdrawal.

Both partial surrenders at your specific request and withdrawals under a systematic withdrawal program will count toward the limit of the amount that you may withdraw in any Policy year free under the free withdrawal privilege.

 We reserve the right to prohibit simultaneous systematic withdrawals and dollar-cost averaging. We alsoreserve the right to discontinue systematic withdrawals upon 30 days written notice to Owners.


                                THE DEATH BENEFIT

Beneficiaries

You may select one or more primary and contingent Beneficiaries during your lifetime upon application and by filing a written request with our Home Office. Each change of Beneficiary revokes any previous designation.

Death Benefit at Death of Annuitant Before Maturity Date

If the Annuitant dies before income payments begin, regardless of whether the Annuitant is also an Owner or Joint Owner of the Policy, the amount of proceeds available is the Death Benefit. Upon receipt of due proof of the Annuitant's death (generally, due proof is a certified copy of the death certificate or a certified copy of the decree of a court of competent jurisdiction as to the finding of death), we will treat the Death Benefit in accordance with your instructions, subject to distribution rules and termination of contract provisions described elsewhere. If your policy form is P1143 4/94, please see the Appendix for a description of certain provisions of your Death Benefit.

The Death Benefit equals the sum of (a) and (b) where (a) is the Account Value as of the date we receive due proof of death, and (b) is the excess, if any, of the unadjusted Death Benefit (as defined below) as of the date of the Annuitant's death over the Account Value as of the date of the Annuitant's death, with interest credited on that excess from the date of the Annuitant's death to the date of distribution. The rate credited may depend on applicable law or regulation. Otherwise, we will set it.

The unadjusted Death Benefit varies based on the Annuitant's age at the time we issued the Policy and on the number of Policy years elapsed since you purchased the Policy.

For a Policy  issued with an  Annuitant  who was age 80 or younger on the Policy
Date:

   1. If the Annuitant dies during the first six Policy years, the unadjusted Death Benefit is the greater of:

      (i)   Account Value determined as of the date of the Annuitant's death; or

      (ii)  the total of premium  payments made adjusted by the proportion  that
            any  partial  surrender  (including   applicable  surrender  charge)
            reduced Account Value and less any applicable premium tax.

   2. If the Annuitant dies after the first six Policy years, the unadjusted Death Benefit is the greater of:

      (i)   Account Value determined as of the date of the Annuitant's death; or

      (ii) the unadjusted Death Benefit on the last day of the preceding 6-year Death Benefit period, plus any premium payments made since then, reduced by any applicable premium tax and adjusted by the proportion that any partial surrender (including any applicable surrender charge) reduced Account Value.

For a Policy  issued  with an  Annuitant  who was age 81 or older on the  Policy
Date:

The unadjusted Death Benefit is the greater of:


(i)   Account Value determined as of the date of the Annuitant's death; or

(ii) The total of premium payments made adjusted by the proportion that any partial surrenders (including applicable surrender charge) reduced Account Value and less any applicable premium tax.

This benefit may not apply in your state. If it does not, the unadjusted Death Benefit is the Account Value determined as of the date of the Annuitant's death.

Example: Assuming an Owner: (i) purchases a Policy for $100,000; (ii) makes no partial surrenders and no additional premium payments, (iii) is not subject to premium taxes, and (iv) the Annuitant's age is 80 or younger on the Policy date, then:

                                                   Unadjusted
             Issue Year          Account Value    Death Benefit

               Issue             $100,000          $100,000
               1                 $110,000          $110,000
               2                 $ 90,000          $100,000
               3                 $ 80,000          $100,000
               4                 $120,000          $120,000
               5                 $130,000          $130,000
               6                 $150,000          $150,000
               7                 $160,000          $160,000
               8                 $130,000          $150,000
               9                 $ 90,000          $150,000
               10                $170,000          $170,000
               11                $140,000          $150,000
               12                $135,000          $150,000
               13                $120,000          $150,000

Please note that we do not intend to depict investment performance of the Policy in the Example shown above.

Death of an Owner or Joint Owner Before the Maturity Date

General: In certain circumstances, federal tax law requires that distributions be made under this Policy upon the first death of:

o     an Owner or Joint Owner, or

o the Annuitant if any Owner is a non-natural entity (such as a trust or corporation).

The discussion below describes the methods available for distributing the value of the Policy upon death.

Designated Beneficiary: At the death of any Owner (or Annuitant, if any Owner is a non-natural entity), the person or entity first listed below who is alive or in existence on the date of that death will become the Designated Beneficiary:

(1) Owner or Joint Owners.

(2) Primary beneficiary.

(3) Contingent beneficiary.

(4) Owner's estate.

We then will treat the Designated Beneficiary as the sole Owner of the Policy. If there is more than one Designated Beneficiary, we will treat each one separately in applying the tax law's rules described below.

Distribution rules: The distributions required by federal tax law differ depending on whether the Designated Beneficiary is the spouse of the deceased Owner (or of the Annuitant, if the Policy is owned by a non-natural entity).

o Spouses -- If the Designated Beneficiary is the surviving spouse of the deceased person, we will continue the Policy in force with the surviving spouse as the new Owner. If the deceased person was the Annuitant and there was no surviving Contingent Annuitant, the surviving spouse will automatically become the new Annuitant. At the death of the surviving spouse, this provision may not be used again, even if the surviving spouse remarries. In that case, the rules for non-spouses will apply.

o Non-Spouses -- If the Designated Beneficiary is not the surviving spouse of the deceased person, this Policy cannot be continued in force indefinitely. Instead, upon the death of any Owner (or Annuitant, if any Owner is a non-natural entity), payments must be made to (or for the benefit of) the Designated Beneficiary under one of the following payment choices:

                  (1) Receive the Surrender Value in one lump sum payment upon receipt of due proof of death.

                  (2) Receive the Surrender Value at any time during the five year period following the date of death. At the end of the five year period, we will pay in a lump sum payment any Surrender Value still remaining.

                  (3) Apply the Surrender Value to provide a monthly income benefit under Optional Payment Plan 1 or 2. The first monthly income benefit payment must be made no later than one year after the date of death. Also, the monthly income benefit payment period must be either the lifetime of the Designated Beneficiary or a period not exceeding the Designated Beneficiary's life expectancy.

If no choice is made by the Designated Beneficiary within 30 days following receipt of due proof of death, we will use payment choice 2 (payment of the entire value of the Policy within 5 years of the date of death). Due proof of death must be provided within 90 days of the date of death. We will not accept any premium payments after the non-spouse's death. If the Designated Beneficiary dies before we distributed the entire Surrender Value, we will pay in a lump sum payment of any Surrender Value still remaining to the person named by the Designated Beneficiary. If no person is so named, we will pay the Designated Beneficiary's estate.

Under payment choices 1 or 2, the Policy will terminate upon payment of the entire Surrender Value. Under payment choice 3, this Policy will terminate when we apply the Surrender Value to provide a Monthly Income Benefit.

Amount of the proceeds: If an Owner or Joint Owner dies and that person is someone other than the Annuitant, the amount of the proceeds available is the Surrender Value. If the Annuitant dies (whether or not he or she is an Owner or Joint Owner), the amount of the proceeds available is the Death Benefit. Upon receipt of due proof of the Annuitant's death, the Death Benefit will constitute the new Surrender Value. The Owner will instruct us how to treat the Surrender Value, subject to the distribution rules described above.

Death of Owner, Joint Owner, or Annuitant After Income Payments Begin

If an Owner, Joint Owner, Annuitant, or Payee dies after income payments have begun, the entire interest remaining in the Policy will be distributed at least as rapidly as under the method of distribution being used on the date of death.


Optional Guaranteed Minimum Death Benefit Rider

If an Annuitant dies before the Maturity Date while the Optional Guaranteed Minimum Death Benefit Rider (the "GMDB Rider") is in effect, the Designated Beneficiary may elect the Death Benefit, described below, in lieu of the Death Benefit otherwise payable. (The Death Benefit under the GMDB Rider may be referred to in our marketing materials as the "Six Percent EstateProtector".) The Guaranteed Minimum Death Benefit Rider may not be available in all states or markets. Age restrictions may apply. If your policy form is P1143 4/94, please see the Appendix for a description of the GMDB which may apply under your Policy.

If the GMDB Rider applies, the Death Benefit will be the greater of: ( i ) the Death Benefit described above under "Death Benefit at Death of Annuitant Before Maturity Date," and (ii) the Guaranteed Minimum Death Benefit on the date we receive due proof of the Annuitant's death, or, if later, the date of the request. The Guaranteed Minimum Death Benefit is, on the Policy Date, equal to the initial premium payment. At the end of each Valuation Period after such date, the Guaranteed Minimum Death Benefit is the lesser of:



         (A) the total of all premium payments received, multiplied by two, adjusted by the proportion by which any partial surrenders (including applicable surrender charges) made before or during that Valuation Period reduced Account Value;

          (B) the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period, increased as specified below, plus any additional premium payments made during the current Valuation Period adjusted by the proportion by which any partial surrender including any applicable surrender charge reduced Account Value during the current Valuation Period.

We will calculate the amount of the increase for the Valuation Period by applying a factor to the Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, we determine the factor for each Valuation Period at an effective annual rate of 6%, except that with respect to amounts invested in certain Investment Subdivisions shown in the Policy, the increase factor will be calculated as the lesser of: (1) the net investment factor (an index applied to measure the investment performance of an Investment Subdivision from one Valuation Period to the next) for the Valuation Period, minus one, and (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%. Currently, these subdivisions include only the Money Market Investment Subdivision. With respect to amounts allocated to the Guarantee Account, we replace Item (1) above with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts. If you elect to purchase both the optional Guaranteed Minimum Death Benefit and the optional Guaranteed Minimum Income Benefit Rider, we will use an effective annual rate of 5%.

You may only purchase the GMDB Rider at the time of application. The Rider is effective on the Policy Date and will remain in effect while the Policy is in force and before income payments begin, or until the Policy anniversary following the date of receipt of the Owner's request to terminate the rider. We will charge you each year for expenses related to the Death Benefit available under the terms of the Guaranteed Minimum Death Benefit Rider. This charge will not exceed .35% of the prior year's average Guaranteed Minimum Death Benefit. See Annual Death Benefit Charge. Amounts payable under the Guaranteed Minimum Death Benefit Rider are subject to the distribution rules described above.

Optional Death Benefit

The Optional Death Benefit Rider (which may be referred to as the "Annual EstateProtector" in our marketing materials) provides for an annual step-up in death benefit, as described below. The Designated Beneficiary may elect the Optional Death Benefit at any time after the Annuitant's death. If we pay this Death Benefit, the Policy will terminate, and we will have no further obligation under the Policy. The Optional Death Benefit Rider may not be available in all states or markets. Age restrictions may apply. If your policy form is P1143 4/94, please see the Appendix for a description of the Optional Death Benefit that may apply to your Policy.

The Death Benefit under the Optional Death Benefit Rider is the greater of: (1) the Death Benefit described above under "Death Benefit at Death of Annuitant Before Maturity Date," and (2) the minimum Death Benefit described below.


During the first Policy year, the minimum Death Benefit under the Optional Death Benefit Rider is the total of premium payments made, adjusted for any partial surrenders. After the first Policy year and until the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's greatest Death Benefit on any previous Policy anniversary, plus the total premium payments made since that date, adjusted for any partial surrenders taken since that date. Beginning on the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's minimum Death Benefit on that date, plus the total premium payments made since that date, less adjustments or any partial surrenders taken since that date.

Your election of the Optional Death Benefit Rider is effective on the Policy Date (unless another effective date is shown on the Policy data pages). It will remain in effect while the Policy is in force and before income payments begin, or until the Policy Anniversary following the date of receipt of the Owner's request to terminate the rider. We will charge you each year for expenses related to the Death Benefit available under the terms of the Optional Death Benefit Rider. This charge will not exceed .25% of Account Value. See "Annual Death Benefit Charge." Amounts payable under the Optional Death Benefit Rider are subject to the distribution rules described above.


                                 INCOME PAYMENTS


When you apply for a Policy, you may select any Maturity Date permitted by law; however, this date can not be any later than the Policy anniversary following the Annuitant's 90th birthday, unless we approve otherwise. (Please note the following exception: Policies issued under Qualified Retirement Plans provide for income payments to start at the date and under the option specified in the plan.)

We will pay a monthly income benefit to the Owner beginning on the Maturity Date if the Annuitant is still living. We will pay the monthly income benefit in the form of variable income payments similar to those described in Optional Payment Plan 1, Life Income with 10 Years Certain (automatic payment plan), using the sex and settlement age of the Annuitant instead of the payee, unless you make another election. You may also choose to receive the maturity value (that is, the Surrender Value of your Policy on the date immediately preceding the Maturity Date) in one lump sum (in which case we will cancel the Policy).

Under the Life Income with 10 Years Certain plan, if the Annuitant lives longer than ten years, payments will continue for his or her life. If the Annuitant dies before the end of ten years, we will discount the remaining payments for the ten year period at the same rate used to calculate the monthly income payment. If the remaining payments are variable income payments, we will assume the amount of each payment that we discount equals the payment amount on the date we receive due proof of death. We will pay this discounted amount in one sum.

The Policy also provides optional forms of annuity payments, each of which is payable on a fixed basis. Optional Payment Plans 1 and 5 also are available on a variable basis. The Policy provides that all or part of the Account Value may be used to purchase an annuity.

If you elect fixed income payments, the guaranteed amount payable will earn interest at 3% compounded yearly. We may increase the interest rate which will increase the amount we pay to you or the payee.


If you elect variable income payments, your income payments, after the first payment, will reflect the investment experience of the Investment Subdivisions to which you allocated Account Value.

We will make annuity payments monthly unless you elect quarterly, semi-annual or annual installments. Under the monthly income benefit and all of the optional payment plans, if any payment made more frequently than annually would be or becomes less than $100, we reserve the right to reduce the frequency of payments to an interval that would result in each payment being at least $100. If the annual payment payable at maturity is less than $20, we will pay the maturity value in a lump sum. Upon making such a payment, we will have no future obligation under the Policy. Following are explanations of the optional payment plans available.

Optional Payment Plans

Plan 1--Life Income with Period Certain. This option guarantees periodic payments during a designated period. If the payee lives longer than the minimum period, payments will continue for his or her life. The minimum period can be 10, 15, or 20 years. The payee selects the designated period. If the payee dies during the minimum period, we will discount the amount of the remaining guaranteed payments at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 2--Income for a Fixed Period. This option provides for periodic payments to be made for a fixed period not longer than 30 years. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will discount the amount of the remaining guaranteed payments to the date of the payee's death at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the payee's estate unless otherwise provided.

Plan 3--Income of a Definite Account. This option provides periodic payments of a definite amount to be paid. Payments can be annual, semi-annual, quarterly, or monthly. The amount paid each year must be at least $120 for each $1,000 of proceeds. Payments will continue until the proceeds are exhausted. The last payment will equal the amount of any unpaid proceeds. If the payee dies, we will pay the amount of the remaining proceeds with earned interest in one sum to the payee's estate unless otherwise provided.

Plan 4--Interest Income. This option provides for periodic payments of interest earned from the proceeds left with us. Payments can be annual, semi-annual, quarterly, or monthly. If the payee dies, we will pay the amount of remaining proceeds and any earned but unpaid interest in one sum to the payee's estate unless otherwise provided. This plan is not available under Qualified Policies.

Plan 5--Joint Life and Survivor Income. This option provides for us to make monthly payments to two payees for a guaranteed minimum of 10 years. Each payee must be at least 35 years old when payments begin. Payments will continue as long as either payee is living. If both payees die before the end of the minimum period, we will discount the amount of the remaining payments for the 10-year period at the same rate used in calculating income payments. We will pay the discounted amount in one sum to the survivor's estate unless otherwise provided.


If the payee is not a natural person, our consent must be obtained before selecting an Optional Payment Plan.

Before the Maturity Date, you may change:

o your Maturity Date to any date at least ten years after your last premium payment;

o     your optional payment plan;

o     the allocation of your investment among the Investment Subdivisions; and

o the Owner, Joint Owner, primary Beneficiary, contingent Beneficiary, and contingent Annuitant upon written notice to the Home Office if you reserved this right and the Annuitant is living.

We must receive your request for a change in a form satisfactory to us. The change will take effect as of the date you sign the request. The change will be subject to any payment made before we recorded the change.

Fixed Income Payments will begin on the date we receive due proof of the Annuitant's death, on surrender, or on the Policy's Maturity Date. Variable income payments will begin within seven days after the date payments would begin under the corresponding fixed option. Payments under Optional Payment Plan 4 (Interest Income) will begin at the end of the first interest period after the date proceeds are otherwise payable.

Variable Income Payments

We will determine your variable income payments using:

         1. The maturity value;

         2. The annuity tables contained in the Policy;

         3. The optional payment plan selected; and

         4. The investment performance of the Investment Subdivisions selected.

To determine the amount of payment, we make this calculation:

         1. First, we determine the dollar amount of the first income payment; then

         2. we allocate that amount to the Investment Subdivisions according to your instructions; then

         3. we determine the number of Annuity Units for each Investment Subdivision by dividing the amount allocated by the Annuity Unit Value seven days before the income payment is due; and finally

         4. we calculate the value of the Annuity Units for each Investment Subdivision seven days before the income payment is due for each income payment thereafter.

To calculate your variable income payments, we need to make an assumption regarding the investment performance of the Investment Subdivisions you select. We call this your assumed investment rate. This rate is simply the total return, after expenses, you need to earn to keep your variable income payments level. We assume an effective annual rate of 3%. This means that if the annualized investment performance, after expenses, of your Investment Subdivisions is less than 3%, then the dollar amount of your variable income payment will decrease. Conversely, if the annualized investment performance, after expenses, of your Investment Subdivisions is greater than 3%, then the dollar amount of your income payments will increase.

Transfers After the Maturity Date

If we are making variable income payments, the payee may change the Investment Subdivisions from which are making the payments once each calendar year. The transfer will be effective as of the end of the Valuation Period during which we receive written request at our Home Office. However, we reserve the right to limit the number of transfers if necessary for the Policy to continue to be treated as an annuity under the Code. We also reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer is unable to purchase or redeem shares of the Fund in which the Investment Subdivision invests or if the transfer would adversely affect Account Value. If the number of Annuity Units remaining in an Investment Subdivision after a transfer is less than 1, we will transfer the remaining balance in addition to the amount requested for the transfer.

We do not permit transfers between the Investment Subdivisions and the Guarantee Account after the Maturity Date.


Optional Guaranteed Minimum Income Benefit

We designed the optional GMIB to protect your future fixed income payments up to a certain amount should your Account Value decrease or remain the same during the Accumulation Period. Under this option, we will guarantee that upon surrender and annuitization, the minimum amount we will use to compute your fixed income payments will equal the premiums you paid plus interest compounded at a set annual rate (currently 5% -- the annual rate will lock in when you elect the option) and adjusted for any partial surrenders you take. However, if your Account Value is greater than the minimum amount (the Guaranteed Minimum Annuitization Proceeds) at the time you surrender and annuitize, you may elect to apply your Account Value to provide income payments under any of the income payment options listed in your Policy.

Specifically, when you surrender and annuitize your Policy, you may elect to apply the Guaranteed Minimum Annuitization Proceeds to either the Life Income With Period Certain fixed income payment option or the Joint Life with Survivor Income fixed income payment option. The GMIB will equal the monthly payment rate multiplied by the Guaranteed Minimum Annuitization Proceeds (defined below), divided by 1000. We base the monthly payment rates on specific mortality and interest assumptions and guarantee them when we issue your Policy.

On the Policy Date, your Guaranteed Minimum Annuitization Proceeds will equal your initial premium payment. After that, your Guaranteed Minimum Annuitization Proceeds will depend on whether you invest in the Separate Account (and if so, on which Investment Subdivisions you selected) or in the Guarantee Account, and can vary daily.

At the end of each Valuation Period after the Policy Date, your Guaranteed Minimum Annuitization Proceeds will equal the lesser of:

          (a) the total of all the premiums you paid, multiplied by 2, adjusted by the proportion that any partial surrender (including applicable surrender charge) you made before or during the current Valuation Period reduced Account Value (this means that a partial surrender may reduce your Guaranteed Minimum Annuitization Proceeds by more or less than the amount of the surrender);

          (b) the maximum Guaranteed Minimum Annuitization Proceeds, currently $4 million; or

          (c) the Guaranteed Minimum Annuitization Proceeds at the end of the prior Valuation Period, increased as specified below, plus any additional premium payments made during the current Valuation Period adjusted by the proportion by which any partial surrender (including any applicable surrender charge) reduced Account Value during the current Valuation Period. (See note under (a).)

We will calculate the amount of the increase for the Valuation Period by applying a factor to the Guaranteed Minimum Annuitization Proceeds at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, we determine the factor for each Valuation Period at an effective annual rate of 5%, except that with respect to amounts invested in the Money Market Investment Subdivision, we will calculate the factor as the lesser of: (1) the net investment factor (an index applied to measure the investment performance of an Investment Subdivision from one Valuation Period to the next) for the Valuation Period, minus one, and (2) a factor for the Valuation Period equivalent to an effective annual rate of 5%. With respect to amounts allocated to the Guarantee Account, we replace item (1) above with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

On the Policy anniversary during which the Annuitant attains age 80, (c) above will no longer increase regardless of whether you invested in an Investment Subdivision or the Guarantee Account. After that, we only will adjust your Guaranteed Minimum Annuitization Proceeds for subsequent premium payments and partial surrenders. We also will continue to deduct the GMIB charge from your Account Value.

There are certain things you need to know with respect to the GMIB option. These include:

o The GMIB may not be available in all states or markets. Also, age restrictions may apply.

o You must elect this option when you purchase your Policy. You cannot terminate the option without surrendering your Policy.

o           You may only  annuitize  within  30 days  after  the  eighth  Policy
            anniversary  and  each  subsequent  Policy   anniversary  until  the
            Annuitant reaches age 85.

o If you annuitize before the tenth Policy anniversary, the interest rate and therefore the monthly payment rate applied to your Guaranteed Minimum Annuitization Proceeds, will be lower than if you annuitize after the tenth Policy anniversary. In this case, we will use 2.5% instead of 3%. A lower interest rate means income payments will be less. You cannot assign the benefits that the GMIB option provides.

 o If you surrender and annuitize, but do not elect the GMIB, your income payments will be as described in your Policy. Therefore, you should view the GMIB option as your annuity benefit "floor."

o           You cannot assign the benefits that the GMIB option provides.

We charge you for this benefit.  See Charges and Other Deductions.   For more
information about the GMIB option, please see your Policy.



                               FEDERAL TAX MATTERS


Introduction

This part of the Prospectus discusses the Federal income tax treatment of the Policy. The Federal income tax treatment of the Policy is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not address all of the Federal income tax rules that may affect you and your Policy. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with a Policy. As a result, you should always consult a tax adviser about the application of tax rules to your individual situation.

Taxation of Non-Qualified Policies

This part of the discussion describes some of the Federal income tax rules applicable to Non-Qualified Policies. A Non-Qualified Policy is a Policy not issued in connection with a qualified retirement plan receiving special tax treatment under the Code, such as an individual retirement annuity or a section 401(k) plan.

Tax Deferral on Earnings. The Federal income tax law does not tax any increase in an Owner's Account Value until there is a distribution from the Policy. However, certain requirements must be satisfied in order for this general rule to apply, including:

o An individual must own the Policy (or the tax law must treat the Policy as owned by an individual);

o The investments of Account 4 must be "adequately diversified" in accordance with Internal Revenue Service ("IRS") regulations;

o The Owner's right to choose particular investments for a Policy must be limited; and

o The Policy's Maturity Date must not occur near the end of the Annuitant's life expectancy.

This part of the Prospectus discusses each of these requirements.

Policies not owned by an individual--no tax deferral and loss of interest deduction: As a general rule, the Code does not treat a Policy that is owned by an entity (rather than an individual) as an annuity contract for Federal income tax purposes. The entity owning the Policy pays tax currently on the excess of the Account Value over the premiums paid for the Policy. Policies issued to a corporation or a trust are examples of Policies where the Owner pays current tax on the Policy's earnings.

There are several exceptions to this rule. For example, the Code treats a Policy as owned by an individual if the nominal owner is a trust or other entity that holds the Policy as an agent for an individual. However, this exception does not apply in the case of any employer that owns a Policy to provide deferred compensation for its employees.

In the case of a Policy issued after June 8, 1997 to a taxpayer that is not an individual, or a Policy held for the benefit of an entity, the entity will lose its deduction for a portion of its otherwise deductible interest expenses. This disallowance does not apply if the Owner pays tax on the annual increase in the Account Value. Entities that are considering purchasing the Policy, or entities that will benefit from someone else's ownership of a Policy, should consult a tax advisor.


Investments in Account 4 must be diversified: For a Policy to be treated as an annuity contract for Federal income tax purposes, the investments of a separate account such as Account 4 must be "adequately diversified." The IRS has issued regulations that prescribe standards for determining whether the investments of Account 4 are adequately diversified. If Account 4 fails to comply with these diversification standards, the Owner could be required to pay tax currently on the excess of the Account Value over the premiums paid for the Policy.

Although we do not control the investments of all of the Funds (we only indirectly control those of GE Investments Funds, Inc., through an affiliated company), we expect that the Funds will comply with the IRS regulations so that Account 4 will be considered "adequately diversified."

Restrictions on the extent to which an Owner can direct the investment of Account Values: Federal income tax law limits the Owner's right to choose particular investments for the Policy. The U.S. Treasury Department stated in 1986 that it expected to issue guidance clarifying those limits, but it has not yet done so. Thus, the nature of the limits is currently uncertain. As a result, an Owner's right to allocate Account Values among the portfolios may exceed those limits. If so, the Owner would be treated as the owner of the assets of Account 4 and thus subject to current taxation on the income and gains from those assets.

We do not know what limits the Treasury Department may set forth in any guidance that the Treasury Department may issue or whether any such limits will apply to existing Policies. We therefore reserve the right to modify the Policy without the Owners' consent to attempt to prevent the tax law from considering the Owners as the owners of the assets of Account 4.

Age at which annuity payouts must begin: Federal income tax rules do not expressly identify a particular age by which annuity payouts must begin.
However, those rules do require that an annuity contract provide for amortization, through annuity payouts, of the contract's premiums paid and earnings. If annuity payouts under the Policy begin or are scheduled to begin on a date past the Annuitant's 85th birthday, it is possible that the tax law will not treat the Policy as an annuity contract for Federal income tax purposes. In that event, the Owner would be currently taxable on the excess of the Account Value over the premiums paid for the Policy.

No Guarantees Regarding Tax Treatment: We make no guarantees regarding the tax treatment of any Policy or of any transaction involving a Policy. However, the remainder of this discussion assumes that your Policy will be treated as an annuity contract for Federal income tax purposes and that the tax law will not impose tax on any increase in your Account Value until there is a distribution from your Policy.

Withdrawals and Surrenders. A withdrawal occurs when you receive less than the total amount of the Policy's Surrender Value. In the case of a withdrawal, you will pay tax on the amount you receive to the extent your Account Value before the withdrawal exceeds your "investment in the contract." (This term is explained below.) This income (and all other income from your Policy) is ordinary income. The Code imposes a higher rate of tax on ordinary income than it does on capital gains.

A surrender occurs when you receive the total amount of the Policy's Surrender Value. In the case of a surrender, you will pay tax on the amount you receive to the extent it exceeds your "investment in the contract."


Your "investment in the contract" generally equals the total of your premium payments under the Policy, reduced by any amounts you previously received from the Policy that you did not include in your income.

Your Policy imposes mortality charges relating to the Death Benefit, including any Optional GMDB Rider and ODB Rider. It is possible that all or a portion of these charges could be treated as withdrawals from the Policy.

If the Policy includes the Guaranteed Minimum Income Benefit Rider and the guaranteed minimum annuitization proceeds are greater than the Account Value, it is possible that a partial surrender will be includible in income to the extent the guaranteed minimum annuitization proceeds immediately before the partial surrender exceeds the investment in the contract at that time.

Loans and Assignments. With the exception of certain Qualified Policies, the Code treats any amount received as a loan under a Policy, and any assignment or pledge (or agreement to assign or pledge) any portion of your Account Value, as a withdrawal of such amount or portion.

Gifting a Policy. If you transfer ownership of your Policy--without receiving a payment equal to your Policy's value-- to a person other than your spouse (or to your former spouse incident to divorce), you will pay tax on your Account Value to the extent it exceeds your "investment in the contract." In such a case, the new owner's "investment in the contract" will be increased to reflect the amount included in your income.

Systematic Withdrawals. In the case of systematic withdrawals, the amount of each withdrawal should be considered a distribution and taxed in the same manner as a withdrawal from the Policy. However, there is some uncertainty regarding the tax treatment of systematic withdrawals, and it is possible that additional amounts could be included in income.

Taxation of Annuity Payouts. The Code imposes tax on a portion of each annuity payout (at ordinary income tax rates) and treats a portion as a nontaxable return of your "investment in the contract." The Company will notify you annually of the taxable amount of your annuity payout.

Pursuant to IRS regulations, you will pay tax on the full amount of your annuity payouts once you have recovered the total amount of the "investment in the contract." If annuity payouts cease because of the death of the Annuitant and before the total amount of the investment in the contract has been recovered, the unrecovered amount generally will be deductible.

If proceeds are left with us (Optional Payment Plan 4), they are taxed in the same manner as a surrender. The Owner must pay tax currently on the interest credited on these proceeds. This treatment could also apply to Plan 3 if the payee is at an advanced age, such as age 80 or older.

Taxation of Death Benefits. We may distribute amounts from your Policy because of the death of an Owner, a Joint Owner, or an Annuitant. The tax treatment of these amounts depends on whether the Owner, Joint Owner, or Annuitant dies before or after the Policy's Maturity Date.

Prior to the Policy's Maturity Date:

o If received under an annuity payout option, death benefits are taxed in the same manner as annuity payouts.

o If not received under an annuity payout option, death benefits are taxed in the same manner as a withdrawal.

After the Policy's Maturity Date:

o If received in accordance with the existing annuity payout option, death benefits are excludible from income to the extent that they do not exceed the unrecovered "investment in the contract." All annuity payouts in excess of the unrecovered "investment in the contract" are includible in income.

o If received in a lump sum, the tax law imposes tax on death benefits to the extent that they exceed the unrecovered "investment in the contract" at that time.

Penalty Taxes Payable on Withdrawals, Surrenders, or Annuity Payouts. The Code may impose a penalty tax equal to 10% of the amount of any payment from your Policy that is included in your gross income. The Code does not impose the 10% penalty tax if one of several exceptions applies. These exceptions include withdrawals, surrenders, or annuity payouts that:

o     you receive on or after you reach age 59 1/2,

o     you receive because you became disabled (as defined in the tax law),

o     a beneficiary receives on or after the death of the Owner, or

o you receive as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner.

It is uncertain whether systematic withdrawals will qualify for this last exception. If they did, any modification of the systematic withdrawals could result in certain adverse tax consequences. In addition, a transfer between Investment Subdivisions may result in payments not qualifying for this exception.

Special Rules If You Own More Than One Policy. In certain circumstances, you must combine some or all of the Non-Qualified Policies you own in order to determine the amount of an annuity payout, a surrender, or a withdrawal that you must include in income. For example:

o If you purchase a Policy offered by this Prospectus and also purchase at approximately the same time an immediate annuity, the IRS may treat the two contracts as one contract.

o If you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the Code treats all such contracts as one contract.

o     The effects of such aggregation are not clear.  However, it could affect:

o the amount of a surrender, a withdrawal or an annuity payout that you must include in income, and

o     the amount that might be subject to the penalty tax described above.

Qualified Retirement Plans

We also designed the Policies for use in connection with certain types of retirement plans that receive favorable treatment under the Code. Policies issued to or in connection with a qualified retirement plan are called "Qualified Policies." We do not currently offer all of the types of Qualified Policies described, and may not offer them in the future. Prospective purchasers should contact our Home Office to learn the availability of Qualified Policies at any given time.

The Federal income tax rules applicable to qualified plans are complex and varied. As a result, this Prospectus makes no attempt to provide more than general information about use of the Policy with the various types of qualified plans. Persons intending to use the Policy in connection with a qualified plan should obtain advice from a competent advisor.

Types of Qualified Policies. Some of the different types of Qualified Policies include:

o     Individual Retirement Accounts and Annuities ("Traditional IRAs")

o     Roth IRAs

o     Simplified Employee Pensions ("SEP's")

o     Savings Incentive Matched Plan for Employees ("SIMPLE plans")

o Public school system and tax-exempt organization annuity plans ("403(b) plans")

o Qualified corporate employee pension and profit-sharing plans ("401(a) plans") and qualified annuity plans ("403(a) plans")

o     Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

o Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

Terms of Qualified Plans and Qualified Policies. The terms of a qualified plan may affect your rights under a Qualified Policy. When issued in connection with a qualified plan, we will amend a Policy as generally necessary to conform to the requirements of the type of plan. However, the rights of any person to any benefits under qualified plans may be subject to the terms and conditions of the plans themselves, regardless of the terms and conditions of the Policy. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the Policy, unless we consent.

The Death Benefit and Qualified Policies. Pursuant to IRS regulations, IRAs may not invest in life insurance contracts. We do not believe that these regulations prohibit the Death Benefit, including that provided by the optional GMDB Rider or the ODB Rider, from being provided under the Policies when we issue the Policies as Traditional IRAs or Roth IRAs. However, the law is unclear and it is possible that the presence of the Death Benefit under a Policy issued as a Traditional or Roth IRA could result in increased taxes to the Owner.

It is also possible that the Death Benefit could be characterized as an incidental death benefit. If the Death Benefit were so characterized, this could result in currently taxable income to purchasers. In addition, there are limitations on the amount of incidental death benefits that may be provided under qualified plans, such as in connection with a 403(b) plan. Even if the Death Benefit under the Policy were characterized as an incidental death benefit, it is unlikely to violate those limits unless the purchaser also purchases a life insurance contract in connection with such plan.

Treatment of Qualified Policies Compared with Non-Qualified Policies. Although some of the Federal income tax rules are the same for both Qualified and Non-Qualified Policies, many of the rules are different. For example:

o The Code generally does not impose tax on the earnings under either Qualified or Non-Qualified Policies until received.

o The Code does not limit the amount of premium payments and the time at which premium payments can be made under Non-Qualified Policies. However, the Code does limit both the amount and frequency of premium payments made to Qualified Policies.

o The Code does not allow a deduction for premium payments made for Non-Qualified Policies, but sometimes allows a deduction or exclusion from income for premium payments made to a Qualified Policy.

The Federal income tax rules applicable to qualified plans and Qualified Policies vary with the type of plan and Policy. For example:

o Federal tax rules limit the amount of premium payments that can be made, and the tax deduction or exclusion that may be allowed for the premium payments. These limits vary depending on the type of qualified plan and the circumstances of the plan participant, e.g., the participant's compensation.

o Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the Owner must begin receiving payments from the Policy in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA.

o Loans are allowed in connection with certain types of qualified plans, but Federal income tax rules prohibit loans under other types of qualified plans. For example, Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations, including restrictions as to the amount of the loan, the duration of the loan, and the manner in which the loan must be repaid.

Amounts Received Under Qualified Policies. Amounts are generally subject to income tax: Federal income tax rules generally include distributions from a Qualified Policy in your income as ordinary income. Premium payments that are deductible or excludible from income do not create "investment in the contract." Thus, under many Qualified Policies there will be no "investment in the contract" and you include the total amount you receive in your income. There are exceptions. For example, you do not include amounts received from a Roth IRA if certain conditions are satisfied.

Additional  Federal taxes may be payable in connection with a Qualified  Policy:
For example, failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

Federal penalty taxes payable on distributions: The Code may impose a penalty tax equal to 10% of the amount of any payment from your Qualified Policy that is includible in your income. The Code does not impose the penalty tax if one of several exceptions apply. The exceptions vary depending on the type of Qualified Policy you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender, or annuity payout:

o     received on or after the Owner reaches age 591/2,

o received on or after the Owner's death or because of the Owner's disability (as defined in the tax law),

o received as a series of substantially equal periodic payments for the life (or life expectancy) of the Owner, or

o     received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

Moving Money from One Qualified Policy or Qualified Plan to Another. Rollovers and Transfers: In many circumstances you may move money between Qualified Policies and qualified plans by means of a rollover or a transfer. Special rules apply to such rollovers and transfers. If you do not follow the applicable rules, you may suffer adverse federal income tax consequences, including paying taxes which you might not otherwise have had to pay. You should always consult a qualified advisor before you move or attempt to move funds between any Qualified Policy or plan and another Qualified Policy or plan.

Direct rollovers: The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or
(b) plans, HR 10 plans, and Policies used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans). The direct rollover rules require federal income tax equal to 20% of the eligible rollover distribution to be withheld from the amount of the distribution, unless the Owner elects to have the amount directly transferred to certain Qualified Policies or plans.

Prior to receiving an eligible rollover distribution from the Company, we will provide you with a notice explaining these requirements and how you can avoid 20% withholding by electing a direct rollover.

Federal Income Tax Withholding

We will withhold and remit to the IRS a part of the taxable portion of each distribution made under a Policy unless the distributee notifies us at or before the time of the distribution that he or she elects not to have any amounts withheld. In certain circumstances, federal income tax rules may require us to withhold tax. At the time you request a withdrawal, surrender, or annuity payout, we will send you forms that explain the withholding requirements.

Tax Status of the Company

Under existing federal income tax laws, we do not pay tax on investment income and realized capital gains of Account 4. We do not anticipate that we will incur any federal income tax liability on the income and gains earned by Account 4. The Company, therefore, does not impose a charge for federal income taxes. If federal income tax law changes and we must pay tax on some or all of the income and gains earned by Account 4, we may impose a charge against Account 4 to pay the taxes.

Changes in the Law

This discussion is based on the Code, IRS regulations, and interpretations existing on the date of this Prospectus. Congress, the IRS, and the courts may modify these authorities, however, sometimes retroactively.



                                  VOTING RIGHTS

As required by law, we will vote the portfolio shares held in Account 4 at meetings of the shareholders of the Funds. The voting will be done according to the instructions of Owners who have interests in any Investment Subdivisions which invest in the portfolios of the Funds. If the 1940 Act or any regulation under it should be amended, and if as a result we determine that we are permitted to vote the portfolios' shares in our own right, we may elect to do so.

We will determine the number of votes which you have the right to cast by applying your percentage interest in an Investment Subdivision to the total number of votes attributable to the Investment Subdivision. In determining the number of votes, we will recognize fractional shares.

We will vote portfolio shares of a class held in an Investment Subdivision for which we received no timely instructions in proportion to the voting instructions which we received for all Policies participating in that Investment Subdivision. We will apply voting instructions to abstain on any item to be voted on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a Fund calls a shareholders meeting, each person having a voting interest in an Investment Subdivision will receive proxy voting material, reports and other materials relating to the portfolio. Since each portfolio may engage in shared funding, other persons or entities besides the Company may vote portfolio shares. See Account 4 Investment Subdivisions.



                               REQUESTING PAYMENTS


To request a payment, you must provide us with notice in a form satisfactory to us. We will ordinarily pay any Death Benefit, partial surrenders, or surrender proceeds within seven days after receipt at our Home Office of all the requirements for such a payment. We will determine the amount as of the date our Home Office receives all such requirements.

We may delay making a payment, applying Account Value to a payment plan, or processing a transfer request if: (1) the disposal or valuation of Account 4's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC, by order, permits postponement of payment to protect our Owners. We also may defer making payments attributable to a check that has not cleared (which may take up to 15 days), and we may defer payment of proceeds from the Guarantee Account for a withdrawal, surrender, or transfer request for up to six months from the date we receive the request. The amount deferred will earn interest at a rate and for a time period not less than the minimum required in the jurisdiction in which we issued the Policy.

                          DISTRIBUTION OF THE POLICIES


Distributor

Capital Brokerage Corporation (doing business in Indiana, Minnesota, New Mexico, and Texas as GE Capital Brokerage Corporation) ("Capital Brokerage") is the distributor and principal underwriter of the Policies. Capital Brokerage, a Washington corporation and an affiliate of ours, is located at 6630 W. Broad St., Richmond, Virginia 23230. Properly licensed registered representatives of independent broker-dealers will sell the Policies. These broker-dealers have selling agreements with Capital Brokerage and have been licensed by state insurance departments to represent us. Properly licensed registered representatives of Capital Brokerage will also sell the Policies. Capital Brokerage is registered with the SEC under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc. ("NASD"). We will offer the Policies in all states where we are licensed to do business.

Commissions

Our writing agents will receive commissions based on a commission schedule and rules. The agents will receive a maximum commission of 3% of the initial premium payment and any additional premium payment.

Agents may also be eligible to receive certain bonuses and allowances, as well as retirement plan credits, based on commissions earned. Our field management receives compensation which we may base in part on the level of agent commissions in their management units. Broker-dealers and their registered agents will receive first-year and subsequent year commissions equivalent to the total commissions and benefits received by our field management and writing agents. We do not deduct these commissions from premium payments or Account Value; we pay these commissions.



                                ADDITIONAL INFORMATION


Owner Questions

The obligations to Owners under the Policies are ours. Please direct your questions and concerns to us at our Home Office.

Return Privilege

Within the free-look period after you receive the Policy, you may cancel it for any reason by delivering or mailing it postage prepaid, to our Home Office, Variable Products Department, 6610 W. Broad Street, Richmond, Virginia 23230. If you cancel your Policy, it will be void. Unless state law requires that we return your premium payments, the amount of the refund you receive will equal the Account Value less any adjustments required by applicable law or regulation on the date we receive the Policy, but without reduction for any surrender charge. If state law requires that we return your premium payments, the amount of the refund will equal the greater of (1) the Account Value without any surrender charges, plus any amount deducted from your premium payments before we allocated them to Account 4, and (2) the premium payments made less any withdrawals you previously made. In certain states, you may have more than 10 days to return the Policy for a refund.

State Regulation

As a life insurance company organized and operated under the laws of the Commonwealth of Virginia, we are subject to provisions governing life insurers and to regulation by the Virginia Commissioner of Insurance.

Our books and accounts are subject to review and examination by the State Corporation Commission of the Commonwealth of Virginia at all times. That Commission conducts a full examination of our operations at least every five years.

Records and Reports

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to Account 4. At least once each year, we will send you a report showing information about your Policy for the period covered by the report. The report will show the Account Value in each Investment Subdivision. The report also will show premium payments and charges made during the statement period. We also will send you an annual and a semi-annual report for each portfolio underlying an Investment Subdivision to which you have allocated Account Value, as required by the 1940 Act. In addition, when you make premium payments, transfers, or partial surrenders, you will receive a written confirmation of these transactions.

Other Information

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the Policies being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about Account 4, the Company, and the Policies offered. Statements in this Prospectus about the content of Policies and other legal instruments are summaries. For the complete text of those Policies and instruments, please refer to those documents as filed with the SEC and available on the SEC's website at http://www.sec.gov.

Year 2000 Readiness Disclosure

Like all financial services providers, we utilize computer systems that may be affected by Year 2000 date data processing issues and we also rely on service providers, including banks, custodians, administrators, and investment managers that also may be affected. We are engaged in a process to evaluate and develop plans to have our computer systems and critical applications ready to process Year 2000 date data. We also are confirming that our service providers are also so engaged. The resources that are being devoted to this effort are substantial. Further, we anticipate that, together with our affiliates, we will spend approximately $2 million to $5 million dollars on this conversion. Remedial actions include inventorying our computer systems, applications and interfaces, assessing the impact of Year 2000 date data on them, developing a range of solutions specific to particular situations and implementing appropriate solutions. Some systems, applications and interfaces will be replaced or upgraded to new software or new releases or existing software which are Year 2000 ready. It is difficult to predict with precision whether the amount of resources ultimately devoted, or the outcome of these efforts, will have any negative impact on us and Account 4. However, as of the date of this Prospectus, we do not anticipate that Owners will experience negative effects on their investment, or on the services provided in connection therewith, as a result of Year 2000 transition implementation. Our target dates for completion of these activities depend upon the particular situation. Our goal is to be substantially Year 2000 ready for critical applications on or about mid-1999, but there can be no assurance that we will be successful, or that interaction with other service providers will not impair our services at that time.

If we are not successful in our Year 2000 transition or implementation, or if interaction with other service providers is impaired, it is possible that we could encounter difficulty and/or delays in calculating unit values, redeeming shares, delivering account statements and providing other information, communication and servicing to our policyowners. In light of our current efforts to address this issue we do not consider the likelihood of such occurrences to be very high.

Legal Matters

The Company, like other life insurance companies, is involved in lawsuits, including class action lawsuits. In some class action and other lawsuits involving insurance companies, substantial damages have been sought and/or material settlement payments have been made. Although the Company cannot predict the outcome of any litigation with certainty, the Company believes that at the present time there are no pending or threatened lawsuits that are reasonably likely to have a material adverse impact on it or Account 4.



                         CONDENSED FINANCIAL INFORMATION


The Accumulation Unit Values and the number of accumulation units outstanding for each Investment Subdivision for the periods shown are as follows:

This information will be filed in a subsequent post-effective amendment.

                            Accumulation  Accumulation  No. of    Accumulation   Accumulation    No.
                               Unit           Unit       Units         Unit          Unit        of
                              Values         Values      as of        Values        Values      Units
           Funds               as of          as of                   as of          as of      as of
           -----
Variable Insurance
Products Fund
  Equity-Income..........
  Growth ................
  Overseas...............
 Variable Insurance
    Products Fund II
  Asset Manager..........
  Contrafund ............
Variable Insurance
    Products Fund III
  Growth and Income + ...
  Growth Opportunities +
GE Investments Funds, Inc.
  Money Market ..........
  Government Securities +
  S&P 500 Index .........
  Total Return ..........
  International Equity ..
  Real Estate Securities
  Global Income + .......
  Value Equity + ........
  Income + ..............
  U.S. Equity + .........
Oppenheimer Variable
    Account Funds
  High Income ...........
  Bond ..................
  Aggressive Growth .....
  Growth ................
  Multiple Strategies ...
Janus Aspen Series
  Growth.................
  Aggressive Growth .....
  Worldwide Growth ......
  International Growth+ .
  Balanced ..............
  Flexible Income .......
  Capital Appreciation+ .
Federated Insurance Series
  Federated Utility II ..
  Federated High Income
Bond II .................
  Federated American
Leaders II+ .............
The Alger American Fund
  Alger American Growth..
  Alger American Small
Capitalization

PBHG Insurance Series
    Fund, Inc.
  Growth II+ ............
  Large Cap Growth+ .....
Goldman Sachs Variable
    Insurance Trust
  Growth and Income+ ....
  Mid Cap Equity+ .......
Salomon Brothers Variable
    Series Fund
  Investors Fund+ .......
  Total Return Fund+ ....
  Strategic Bond Fund+ ..


                            Accumulation  Accumulation  No. of    Accumulation   Accumulation    No.
                               Unit           Unit       Units         Unit          Unit        of
                              Values         Values      as of        Values        Values      Units
           Funds               as of          as of                   as of          as of      as of
           -----
Variable Insurance
Products Fund
  Equity-Income..........
  Growth ................
  Overseas...............
Variable Insurance
    Products Fund II
  Asset Manager..........
  Contrafund ............
Variable Insurance
    Products Fund III
  Growth and Income + ...
  Growth Opportunities +
GE Investments Funds, Inc.
  Money Market ..........
  Government Securities +
  S&P 500 Index .........
  Total Return ..........
  International Equity ..
  Real Estate Securities
  Global Income + .......
  Value Equity + ........
  Income + ..............
  U.S. Equity + .........
Oppenheimer Variable
    Account Funds
  High Income ...........
  Bond ..................
  Aggressive Growth .....
  Growth ................
  Multiple Strategies ...
Janus Aspen Series
  Growth.................
  Aggressive Growth .....
  Worldwide Growth ......
  International Growth+ .
  Balanced ..............
  Flexible Income .......
  Capital Appreciation+ .
Federated Insurance Series
  Federated Utility II ..
  Federated High Income
Bond II .................
  Federated American
Leaders II+ .............
The Alger American Fund
  Alger American Growth..
  Alger American Small
Capitalization

PBHG Insurance Series
    Fund, Inc.
  Growth II+ ............
  Large Cap Growth+ .....
Goldman Sachs Variable
    Insurance Trust
  Growth and Income+ ....
  Mid Cap Equity+ .......
Salomon Brothers
    Variable Series Fund
  Investors Fund+ .......
  Total Return Fund+ ....
  Strategic Bond Fund+ ..

--------------
+ We do not show unit values for the Investment Subdivisions investing in these portfolios, as they were not available to Account 4 Owners during the periods shown.

                       STATEMENT OF ADDITIONAL INFORMATION

                                TABLE OF CONTENTS


The Policies....................................................................
Transfer of Annuity Units.......................................................
Net Investment Factor...........................................................
Termination of Participation Agreements.........................................
Calculation of Performance Data.................................................
Money Market Investment Subdivisions............................................
Other Investment Subdivisions...................................................
Federal Tax Matters.............................................................
Taxation of GE Life & Annuity...................................................
IRS Required Distributions......................................................
General Provisions..............................................................
Using the Policies as Collateral................................................
Non-Participating...............................................................
Misstatement of Age or Sex......................................................
Incontestability................................................................
Statement of Values.............................................................
Distribution of the Policies....................................................
Written Notice..................................................................
Legal Developments Regarding Employment-Related Benefit Plans...................
Legal Matters...................................................................
Experts.........................................................................
Change in Auditors..............................................................
Financial Statements............................................................


                                 Dated ______ __, 1999
                              GE Life and Annuity Company
                                6610 West Broad Street
                              Richmond, Virginia   23230



      A Statement of Additional Information containing more detailed information about the Policy and Account 4 is available free by writing us at the address above or by calling (800) 352-9910.

                                       APPENDIX

                                Policy Form P1143 4/94

      The purpose of this Appendix is to show certain benefits for Policies issued on Policy Form P1143 4/94.

Death Benefit at Death of Annuitant

      For Policies issued before May 1, 1997 (unless applicable state regulation requires a later date), if the Annuitant was age 80 or younger on the Policy Date, and dies prior to the Maturity Date while the Policy is in force, the Designated Beneficiary may elect a Death Benefit within 90 days of the date of such death.

      During the first six Policy years, the Death Benefit will be the greater of: (1) the total premium payments made, reduced by any applicable premium tax and any partial surrenders plus their applicable surrender charge, and (2) the Account Value on the date we receive due proof of death.

      During subsequent six year periods, the Death Benefit will be the greater of: (1) the Death Benefit on the last day of the previous six year period, plus any premium payments made since then, reduced by any applicable premium tax and any partial surrenders plus their applicable surrender charges since then, and
(2) the Account Value on the date we receive due proof of death.

      If the request for payment of the Death Benefit occurs more than 90 days after the date of the Annuitant's death, and/or if the deceased Annuitant was age 81 or older on the Policy Date, we will pay the Surrender Value instead of the Death Benefit.

      For Policies issued on or after May 1, 1997 (unless applicable state regulation requires a later date), if the Annuitant dies before income payments begin, the Designated Beneficiary may elect to surrender the Policy for a Death Benefit by notifying us of such election within 90 days of the date of the Annuitant's death. (This election may not be available in all states.) If notification occurs more than 90 days after the date of the Annuitant's death, we will pay the Surrender Value instead of the Death Benefit.

      The Death Benefit will be the greater of (1) the minimum Death Benefit (described below); or (2) the Account Value on the date we receive due proof of death of the annuitant. During the first six Policy Years, or if the Annuitant was age 81 or older on the Policy Date, the minimum death benefit is the total of premiums paid, less adjustments for any partial surrenders. During any subsequent six year period if the Annuitant was age 80 or younger on the Policy Date, the minimum death benefit will be the Death Benefit on the last day of the previous six year period, plus any premiums paid since that day, less adjustments for any partial surrenders since that day.

      Surrender charges will apply if the Designated Beneficiary surrenders the Policy more than 90 days after death of the Annuitant, without regard to whether or not the Account Value was increased.

Optional Guaranteed Minimum Death Benefit

      If an Annuitant dies before the Maturity Date while the optional Guaranteed Minimum Death Benefit is in effect, the Designated Beneficiary may elect the Death Benefit described below within 90 days of the date of such death. If we pay this Death Benefit, the Policy will terminate, and we will have no further obligation under the Policy. The optional Guaranteed Minimum Death Benefit may not be available in all states or markets.

      The Death Benefit under the optional Guaranteed Minimum Death Benefit Rider will be the greater of: (1) the Death Benefit described immediately above under "Death Benefit at Death of Annuitant" (above), and (2) the greater of (A) the optional Guaranteed Minimum Death Benefit, and (B) the Account Value of the Policy on the date we received proof of the Annuitant's death, or, if later, the date of the request. The optional Guaranteed Minimum Death Benefit is, on the Policy Date, equal to the premium payments made. At the end of each Valuation Period after such date, the optional Guaranteed Minimum Death Benefit is the lesser of: (1) the total of all premiums received, multiplied by two, less the amount of any partial surrenders made prior to or during that Valuation Period; or (2) the optional Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period, increased as specified below, plus any additional premium payments during the current Valuation Period and less any partial surrenders plus their applicable surrender charges during the current Valuation Period.

      We will calculate the amount of the increase for the Valuation Period by applying a factor to the optional Guaranteed Minimum Death Benefit at the end of the preceding Valuation Period. Until the anniversary on which the Annuitant attains age 80, we determine the factor for each Valuation Period at an effective annual rate of 6%, except that with respect to amounts invested in certain Investment Subdivisions shown in the Policy, the increase factor will be calculated as the lesser of: (1) the net investment factor for the Valuation Period, minus one, and (2) a factor for the Valuation Period equivalent to an effective annual rate of 6%. Currently, these Investment Subdivisions include only the Money Market Investment Subdivision. With respect to amounts allocated to the Guarantee Account, we replace Item (1) above with a factor for the Valuation Period equivalent to the credited rate(s) applicable to such amounts.

      If you elect the optional Guaranteed Minimum Death Benefit Rider, the rider is effective on the Policy Date and will remain in effect while the Policy is in force and before income payments begin, or until the Policy Anniversary following the date of receipt of your request to terminate the rider. There will be a charge made each year for expenses related to the Death Benefit available under the terms of the optional Guaranteed Minimum Death Rider. See Annual Death Benefit Charge. Amounts payable under the optional Guaranteed Minimum Death Benefit Rider are subject to the distribution rules.

Optional Death Benefit Rider

      The Optional Death Benefit Rider provides for an annual step-up in the Death Benefit. If an Annuitant dies before the Maturity Date while the Optional Death Benefit Rider is in effect, the Designated Beneficiary may elect the Death Benefit described below within 90 days of the date of such death. If we pay this Death Benefit, the Policy will terminate, and we will have no further obligation under the Policy. The Optional Death Benefit Rider may not be available in all states or markets.

      The Death Benefit under the Optional Death Benefit Rider is the greater of: (1) the Death Benefit described above under "Death Benefit at Death of Annuitant" (above), and (2) the minimum Death Benefit described below.

      During the first Policy year, the minimum Death Benefit under the Optional Death Benefit Rider is the total of premiums paid, adjusted for any partial surrenders. After the first Policy year and until the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's greatest Death Benefit on any previous Policy anniversary, plus the total premium payments made since that date, less adjustments for any partial surrenders taken since that date. Beginning on the Policy anniversary immediately preceding the Annuitant's 81st birthday, the minimum Death Benefit is the Policy's minimum Death Benefit on that date, plus the total premium payments made since that date, less adjustments for any partial surrenders taken since that date.

      If you elect the Optional Death Benefit Rider, the rider is effective on the Policy Date (unless another effective date is shown on the Policy data pages). It will remain in effect while the Policy is in force and before income payments begin, or under the Policy Anniversary following the date of receipt of the Owner's request to terminate the rider. There will be a charge made each year for expenses related to the Death Benefit available under the terms of the Optional Death Benefit Rider. See "Annual Death Benefit Charge." Amounts payable under the Optional Death Benefit Rider are subject to the distribution rules.

Surrender Charge

      For Policies issued before May 1, 1998, or until the necessary endorsement is approved, if later, we deduct surrender charges from the amount surrendered. All or part of the amount surrendered may be subject to charge. We consider any amount subject to charge a surrender of premium payments. We determine surrender charges using the assumption that premium payments are surrendered on a first-in first-out basis, up to the amount surrendered. For each such premium payment, the charge is a percentage of the premium payment (or portion thereof) surrendered.

Reduced Charges on Certain Surrenders

For Policies issued before May 1, 1998, or until the necessary endorsement is approved, if later, no surrender charge applies to the first surrender of the policy year, if the amount surrendered is not more than 10% of the Account Value at the end of the Valuation Period during which the surrender request is received. If the first surrender of the policy year is a full surrender, or a partial surrender of more than 10% of the Account Value, no surrender charge will apply to a portion of the amount surrendered equal to 10% of the Account Value. Any remaining portion of the amount surrendered may be subject to surrender charges, as described above. If the first surrender of the Policy year is less than an amount equal to 10% of the Account Value, you may elect to receive additional partial surrenders without surrender charges until the total amount withdrawn during that Policy year reaches that amount. For instance, if your Account Value is $10,000 and you withdraw $500, you may withdraw an additional $500 during that year without surrender charge. The amount subject to charge will not exceed the amount surrendered.

Waiver of Surrender Charges in the Event of Hospital or Nursing Facility Confinement.

      We will waive surrender charges arising from a full surrender or one or more partial surrenders occurring before income payments begin if:

o An Annuitant is, or has been confined to a state licensed or legally operated hospital or inpatient nursing facility for at least 30 consecutive days;

o     Such confinement begins at least one year after the Policy Date;

o     An Annuitant was age 80 or younger on the Policy Date; and

o We receive the request for the full or partial surrender, together with proof of such confinement, in our Home Office while the Annuitant is confined or within 90 days after discharge from the facility.

      For purposes of this provision, Annuitant means either the Annuitant, or Joint Annuitant, whichever is applicable.

      The waiver of surrender charges in the event of hospital or nursing facility confinement may not be available in all states or all markets.

                                     PART B

                      GE Life & Annuity Separate Account 4

                       Statement of Additional Information
                                     For the
                     Flexible Premium Variable Deferred Annuity Policy
                                Form P1150 10/98
                                 Form P1143 4/94

                                   Offered by
                      GE Life and Annuity Assurance Company
                         (A Virginia Stock Corporation)
                              6610 W. Broad Street
                            Richmond, Virginia 23230

This Statement of Additional Information expands upon subjects discussed in the current Prospectus for the above-named Flexible Premium Variable Deferred Annuity Policy ("Policy") offered by GE Life and Annuity Assurance Company. You may obtain a copy of the Prospectus dated _________ by calling (800) 352-9910, or by writing to GE Life and Annuity Assurance Company, 6610 W. Broad Street, Richmond, Virginia 23230. Terms used in the current Prospectus for the Policy are incorporated in this Statement.

                   This Statement of Additional Information is
                  not a Prospectus and should be read only in conjunction
                    with the Prospectuses for the Policy and the Funds.

Dated ___________

                       Statement of Additional Information
                                Table of Contents


Page

The Policies
  Transfer of Annuity Units.
  Net Investment Factor.

Termination of Participation Agreements.

Calculation of Performance Data.
  Money Market Investment Subdivisions
  Other Investment Subdivisions.

Federal Tax Matters.
  Taxation of GE Life & Annuity
  IRS Required Distributions

General Provisions
  Using the Policies as Collateral
  Non-Participating.
  Misstatement of Age or Sex
  Incontestability
  Statement of Values.
  Written Notice

Distribution of the Policies

Legal Developments Regarding Employment-Related Benefit Plans.

Legal Matters.

Experts.

Change in Auditors

Financial Statements

The Policies

Transfer of Annuity Units

At your request, Annuity Units may be transferred once per calendar year from the Investment Subdivisions in which they are currently held. However, where permitted by state law, we reserve the right to refuse to execute any transfer if any of the Investment Subdivisions that would be affected by the transfer are unable to purchase or redeem shares of the mutual funds in which the Investment Subdivisions invest. The number of Annuity Units to be transferred is (a) times
(b) divided by (c) where: (a) is the number of Annuity Units in the current Investment Subdivision desired to be transferred; (b) is the Annuity Unit Value for the Investment Subdivision in which the Annuity Units are currently held; and (c) is the Annuity Unit Value for the Investment Subdivision to which the transfer is made.

If the number of Annuity Units remaining in an Investment Subdivision after the transfer is less than 1, we will transfer the amount remaining in addition to the amount requested. We will not transfer into any Investment Subdivision unless the number of Annuity Units of that Investment Subdivision after the transfer is at least 1. The amount of the Income Payment as of the date of the transfer will not be affected by the transfer (however, subsequent variable income payments will reflect the investment experience of the selected Investment Subdivisions).

Net Investment Factor

The net investment factor measures investment performance of the Investment Subdivisions of Account 4 during a Valuation Period. Each Investment Subdivision has its own net investment factor for a Valuation Period. The net investment factor of an Investment Subdivision available under the Policies for a Valuation Period is (a) divided by (b) minus (c) where:

  (a) is (1) the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period, plus (2) the investment income and capital gains, realized or unrealized, credited to the net assets of that Investment Subdivision during the Valuation Period for which the net investment factor is being determined, minus (3) the capital losses, realized or unrealized, charged against those assets during the Valuation Period, minus
  (4) any amount charged against that Investment Subdivision for taxes, or any amount we set aside during the Valuation as a provision for taxes attributable to the operation or maintenance of that Investment Subdivision; and

  (b) is the value of the net assets of that Investment Subdivision at the end of the preceding Valuation Period; and

  (c) is a charge no greater than .004271% for each day in the Valuation Period. This corresponds to 1.30% and 0.25% per year of the net assets of that Investment Subdivision for mortality and expense risks, and for administrative expenses, respectively.

  The values of the assets in Account 4 will be taken at their fair market value in accordance with generally accepted accounting practices and applicable laws and regulations.


Termination of Participation Agreements

The participation agreements pursuant to which the Funds sell their shares to Account 4 contain varying provisions regarding termination. The following summarizes those provisions:

   Janus Aspen Series. This agreement may be terminated by the parties on six months' advance written notice.

   Variable  Insurance  Products Fund,  Variable  Insurance Products Fund II and
   Variable Insurance Products Fund III. ("the Fund") These agreements provide for termination (1) on one year's advance notice by either party, (2) at the Company's option if shares of the Fund are not reasonably available to meet requirements of the policies, (3) at the option of either party if certain enforcement proceedings are instituted against the other, (4) upon vote of the policyowners to substitute shares of another mutual fund, (5) at the Company's option if shares of the Fund are not registered, issued, or sold in accordance with applicable laws or if the Fund ceases to qualify as a regulated investment company under the Code, (6) at the option of the Fund or its principal underwriter if it determines that the Company has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, (7) at the option of the Company if the Fund has suffered material adverse changes in its business or financial condition or is the subject of material adverse publicity, or (8) at the option of the Fund or its principal underwriter if the Company decides to make another mutual fund available as a funding vehicle for its policies.

   GE Investments Funds, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Oppenheimer Variable Account Funds. This agreement may be terminated by the parties on six months' advance written notice.

   Federated Insurance Series. This agreement may be terminated by any of the parties on 180 days written notice to the other parties.

   The Alger American Fund. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   PBHG Insurance Series Fund, Inc. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Goldman Sachs Variable Insurance Trust. This agreement may be terminated at the option of any party upon six months' written notice to the other parties, unless a shorter time is agreed to by the parties.

   Salomon Brothers Variable Series Funds Inc.. This agreement may be terminated at the option of any party upon six months' advance written notice to the other parties, unless a shorter time is agreed to by the parties.

Calculation of Performance Data

From time to time, we may disclose total return, yield, and other performance data for the Investment Subdivisions pertaining to the Policies. Such performance data will be computed, or accompanied by performance data computed, in accordance with the standards defined by the Securities and Exchange Commission.

The calculations of yield, total return, and other performance data do not reflect the effect of any premium tax that may be applicable to a particular Policy. Premium taxes currently range generally from 0% to 3.5% of premium payments and are generally based on the rules of the state in which you reside.

"Money Market" Investment Subdivisions
From time to time, advertisements and sales literature may quote the yield of one or more of the "money market" Investment Subdivisions for a seven-day period, in a manner which does not take into consideration any realized or unrealized gains or losses on shares of the corresponding money market investment portfolio or on its portfolio securities. This current annualized yield is computed by determining the net change (exclusive of realized gains and losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) at the end of the seven-day period in the value of a hypothetical account under a Policy having a balance of one unit in that "money market" Investment Subdivision at the beginning of the period, dividing such net change in account value by the value of the account at the beginning of the period to determine the base period return, and annualizing the result on a 365-day basis. The net change in account value reflects: 1) net income from the investment portfolio attributable to the hypothetical account; and 2) charges and deductions imposed under the Policy which are attributable to the hypothetical account. The charges and deductions include the per unit charges for the policy maintenance charge, administrative expense charge, and the mortality and expense risk charge. For purposes of calculating current yields for a Policy, an average per unit policy maintenance charge is used. Current Yield will be calculated according to the following formula:

  Current Yield = ((NCP - ES)/UV) X (365/7)

  where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV = the unit value on the first day of the seven-day period.

  The effective yield of a "money market" Investment Subdivision determined on a compounded basis for the same seven-day period may also be quoted. The effective yield is calculated by compounding the base period return according to the following formula:

  Effective Yield = (1 + ((NCP - ES)/UV))365/7 - 1

  where:

  NCP = the net change in the value of the investment portfolio (exclusive of realized gains or losses on the sale of securities and unrealized appreciation and depreciation and income other than investment income) for the seven-day period attributable to a hypothetical account having a balance of one Investment Subdivision unit.

  ES = per unit expenses of the hypothetical account for the seven-day period.

  UV = the unit value for the first day of the seven-day period.


The yield on amounts held in a "money market" Investment Subdivision normally will fluctuate on a daily basis. Therefore, the disclosed yield for any given past period is not an indication or representation of future yields or rates of return. A "money market" Investment Subdivision's actual yield is affected by changes in interest rates on money market securities, average portfolio maturity of the Investment Subdivision's corresponding money market investment portfolio, the types and quality of portfolio securities held by that investment portfolio, and that investment portfolio's operating expenses. Because of the charges and deductions imposed under the Policy, the yield for a "money market" Investment Subdivision will be lower than the yield for its corresponding "money market" investment portfolio.

Yield calculations do not take into account the surrender charge under the Policy, a maximum of 8% of each premium payment made during the 8 years prior to a full or partial surrender, or charges for the optional GMDB rider, the ODB, or the optional GMIB rider.

Other Investment Subdivisions

Total Return. Sales literature or advertisements may quote total return, including average annual total return for one or more of the Investment Subdivisions for various periods of time including 1 year, 5 years and 10 years, or from inception if any of those periods are not available.

Average annual total return for a period represents the average annual compounded rate of return that would equate an initial investment of $1,000 under a Policy to the redemption value of that investment as of the last day of the period. The ending date for each period for which total return quotations are provided will be for the most recent practicable, considering the type and media of the communication, and will be stated in the communication.

For periods that begin before the Policy was available, performance data will be based on the performance of the underlying portfolios, with the level of Account 4 and policy charges currently in effect. Average annual total return will be calculated using Investment Subdivision unit values and deductions for the policy maintenance charge, annual death benefit charge and the surrender charge as described below:

  1. We calculate unit value for each Valuation Period based on the performance of the Investment Subdivision's underlying investment portfolio (after deductions for Fund expenses, the administrative expense charge, and the mortality and expense risk charge).

  2. The policy maintenance charge is $25 per year, deducted at the beginning of each Policy Year after the first. For purposes of calculating average annual total return, an average policy maintenance charge (currently 0.1% of account value attributable to the hypothetical investment) is used. This charge will be waived if the Account Value is more than $75,000 at the time the charge is due.

  3. The surrender charge will be determined by assuming a surrender of the Policy at the end of the period. Average annual total return for periods of eight years or less will therefore reflect the deduction of a surrender charge.

  4. Total return does not consider the optional GMDB charges, ODB charges or optional GMIB charges.

   5. Total return will then be calculated according to the following formula:

  TR =  (ERV/P)1/N - 1

  where:

  TR = the average annual total return for the period.

  ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

   P = a hypothetical single investment of $1,000.

   N = the duration of the period (in years).

The available Investment Subdivisions have not yet commenced operations; therefore, standard performance data for the available Investment Subdivisions is not available at this time. However, non-standard adjusted historical performance data (reflects all fees and charges including surrender charges) for the Funds underlying the available Investment Subdivisions is as follows:


Total Return for the available Investment Subdivisions is as follows:

                                                                       From the
                                                             For the   Date of   Date of
                            For the     For the   For the    10-year   SubaccountSubaccount
                            1-year      3-year    5-year     period    Inception Inception
                            period      period    period     ended       to
        Subdivision         ended       ended     ended

BALANCED
Janus Aspen Balanced Portfolio                                                   09/13/93
VIP II Asset Manager Portfolio                                                   09/06/89
Salomon Brothers Total Return Fund                                                 N/A
GE Investments Total Return Fund                                                 07/01/85
Oppenheimer Multiple Strategies Fund                                             02/09/87

GROWTH
Janus Aspen Growth Portfolio                                                     09/13/93
Janus Aspen Capital Appreciation Portfolio                                       05/01/97
Alger American Growth Portfolio                                                  01/09/89
VIP II Contrafund Portfolio                                                      01/03/95
VIP Growth Portfolio                                                             10/09/86
Oppenheimer Growth Fund                                                          04/03/85
VIP III Growth Opportunities Portfolio                                           01/03/95
Goldman Sachs Mid Cap Equity Fund                                                  N/A
GE Investments Value Equity Fund                                                 05/01/97
PBHG Growth II Portfolio                                                         05/01/97
PBHG Large Cap Growth Portfolio                                                  05/01/97

INTERNATIONAL STOCK
Janus Aspen International Growth Portfolio                                       05/02/94
VIP Overseas Portfolio                                                           01/28/87
GE Investments International Equity Fund                                         05/01/95

HIGH YIELD BOND
Oppenheimer High Income Fund                                                     04/30/86
Federated High Income Bond Fund II                                               03/01/94

DIVERSIFIED BOND
Janus Aspen Flexible Income Portfolio                                            09/13/93

AGGRESSIVE GROWTH
Janus Aspen Aggressive Growth  Portfolio                                         09/13/93
Oppenheimer Aggressive Growth Fund                                               08/15/86
Alger American Small Capitalization Portfolio                                    09/21/88

GROWTH & INCOME
Federated American Leaders Fund II                                               02/10/94
GE Investments US Equity Fund                                                   01/02/95
Goldman Sachs Growth & Income Fund                                                N/A
Salomon Brothers Investors Fund                                                    N/A
VIP Equity-Income Portfolio                                                     10/09/86
VIP III Growth & Income Portfolio                                                12/31/96
GE Investments S&P 500 Index Fund                                                04/14/85



CORPORATE BOND
Oppenheimer Bond Fund                                                            04/03/85
Salomon Brothers Strategic Bond Fund                                               N/A
GE Investments Income Fund                                                       01/02/95

SPECIALTY
Federated Utility Fund II                                                        02/10/94
GE Investments Real Estate Securities Fund                                       05/01/95

GLOBAL STOCK
Janus Aspen Worldwide Growth Portfolio                                           09/13/93

INTERNATIONAL BOND
GE Global Income Fund                                                            05/01/97

MONEY MARKET
GE Investments Money Market Fund                                                 06/30/85



++  Returns for periods of less than one year are not annualized.

Past performance is not a guarantee of future results.

The Funds have provided the price information used to calculate the total return of the Investment Subdivisions. While we have no reason to doubt the accuracy of the figures provided by the Funds, we have not independently verified such information.

Other Performance Data

We may disclose cumulative total return in conjunction with the standard format described above. The cumulative total return will be calculated using the following formula:

   CTR =                              (ERV/P) - 1

   where:

   CTR =                              the cumulative total return for the
                                      period.

   ERV = the ending redeemable value (reflecting deductions as described above) of the hypothetical investment at the end of the period.

   P =                                a hypothetical single investment of
                                      $1,000.


Sales literature may also quote cumulative and/or average annual total return that does not reflect the surrender charge. This is calculated in exactly the same way as average annual total return, except that the ending redeemable value of the hypothetical investment is replaced with an ending value for the period that does not take into account any charges on withdrawn amounts.

Other non-standard quotations of Investment Subdivision performance may also be used in sales literature. Such quotations will be accompanied by a description of how they were calculated.

Federal Tax Matters

Taxation of GE Life & Annuity
We do not expect to incur any federal income tax liability attributable to investment income or capital gains retained as part of the reserves under the Policies. (See Federal Tax Matters section of the Prospectus.) Based upon these expectations, no charge is being made currently to Account 4 for federal income taxes which may be attributable to the Account. We will periodically review the question of a charge to Account 4 for federal income taxes related to the Account. Such a charge may be made in future years if we believe that we may incur federal income taxes. This might become necessary if the tax treatment of the Company is ultimately determined to be other than what we currently believe it to be, if there are changes made in the federal income tax treatment of annuities at the corporate level, or if there is a change in our tax status. In the event that we should incur federal income taxes attributable to investment income or capital gains retained as part of the reserves under the Policies, the Account Value would be correspondingly adjusted by any provision or charge for such taxes.

We may also incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes, with the exception of premium taxes, are not significant. If there is a material change in applicable state or local tax laws causing an increase in taxes other than premium taxes (for which we currently impose a charge), charges for such taxes attributable to Account 4 may be made.

IRS Required Distributions
In order to be treated as an annuity  contract for federal  income tax purposes, section 72(s) of the Code requires any Non-Qualified Policy to provide that (a) if any Owner dies on or after the Maturity Date but prior to the time the entire interest in the Policy has been distributed, the remaining portion of such interest will be distributed at least as rapidly as under the method of distribution being used as of the date of that Owner's death; and (b) if any Owner dies prior to the Maturity Date, the entire interest in the Policy will be distributed (1) within five years after the date of that Owner's death, or (2) as Income Payments which will begin within one year of that Owner's death and which will be made over the life of the Owner's "designated beneficiary" or over a period not extending beyond the life expectancy of that beneficiary. The "designated beneficiary" generally is the person who will be treated as the sole owner of the Policy following the death of the Owner, Joint Owner or, in certain circumstances, the Annuitant. However, if the "designated beneficiary" is the surviving spouse of the decedent, these distribution rules will not apply until the surviving spouse's death (and this spousal exception will not again be available). If any Owner is not an individual, the death of the Annuitant will be treated as the death of an Owner for purposes of these rules.

The Non-Qualified Policies contain provisions which are intended to comply with the requirements of section 72(s) of the Code, although no regulations interpreting these requirements have yet been issued. We intends to review such provisions and modify them if necessary to assure that they comply with the requirements of Code section 72(s) when clarified by regulation or otherwise.

Other rules may apply to Qualified Policies.

General Provisions

Using the Policies as Collateral
A Non-Qualified Policy can be assigned as collateral security. We must be notified in writing if a Policy is assigned. Any payment made before the assignment is recorded at our Home Office will not be affected. We are not responsible for the validity of an assignment. Your rights and the rights of a Beneficiary may be affected by an assignment.

A Qualified Policy may not be sold, assigned, transferred, discounted, pledged or otherwise transferred except under such conditions as may be allowed under applicable law.

The basic benefits of the Policy are assignable. Additional benefits added by rider may or may not be available/eligible for assignments.

Non-Participating
The Policy is non-participating.  No dividends are payable.

Misstatement of Age or Sex
If an Annuitant's age or sex was misstated on the policy data page, any Policy benefits or proceeds, or availability thereof, will be determined using the correct age and sex.

Incontestability

We will not contest the Policy.

Statement of Values
At least once each year, we will send you a statement of values within 30 days after each report date. The statement will show Account Value, premium payments and charges made during the report period.

Written Notice
Any written notice should be sent to us at our Home Office at 6610 West Broad Street, Richmond, Virginia 23230. The policy number and the Annuitant's full name must be included.

We will send all notices to the Owner at the last known address on file with the company.

Distribution of the Policies

Capital Brokerage Corporation, the principal underwriter of the Policies, is registered with the Securities and Exchange Commission under the Securities Exchange Act of 1934 as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

The Policies are sold to the public through brokers licensed and registered under the federal securities laws and state insurance laws that have entered into agreements with Capital Brokerage Corporation. The Policy is also sold by properly licensed and registered representatives of Capital Brokerage Corporation. The offering is continuous and we do not anticipate discontinuing the offering of the Policies. However, we do reserve the right to discontinue the offering of the Policies.

Legal Developments Regarding Employment-Related Benefit Plans

On July 6, 1983, the Supreme Court held in Arizona Governing Committee for Tax Deferred Annuity v. Norris, 463 U.S. 1073 (1983), that optional annuity benefits provided under an employee's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women on the basis of sex. The Policy contains guaranteed annuity purchase rates for certain optional payment plans that distinguish between men and women. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of Norris, and Title VII generally, on any employment-related insurance or benefit program for which a Policy may be purchased.

In addition, we are subject to the insurance laws and regulations of other states within which it is licensed to operate. Generally, the Insurance Department of any other state applies the laws of the state of domicile in determining permissible investments. Presently, we are licensed to do business in the District of Columbia and all states, except New York.

Legal Matters

Sutherland Asbill & Brennan LLP of Washington, D.C. has provided advice on certain legal matters relating to federal securities laws applicable to the issue and sale of the Policies described in this Prospectus. Patricia L. Dysart, Assistant Vice President and Associate General Counsel of the Company, has provided advice on certain legal matters pertaining to the Policy, including the validity of the Policy and the Company's right to issue the Policies under Virginia insurance law.


Experts

KPMG LLP.

The consolidated balance sheets of The Life Insurance Company of Virginia, now known as GE Life and Annuity Assurance Company, and subsidiary as of December 31, 1998, 1997 and 1996, and the related consolidated statements of income, stockholder's equity and cash flows for the year ended December 31, 1998, the nine months ended December 31, 1996 and the preacquisition three months period ended March 31, 1996, and the statement of assets and liabilities of Life of Virginia Separate Account 4, now known as GE Life & Annuity Separate Account 4, as of December 31, 1998 and the related statements of operations and changes in net assets for each of the two years or lesser periods then ended have been included herein and in the registration statement in reliance upon the reports of KPMG LLP, independent certified public accountants, appearing elsewhere herein and upon the authority of such firm as experts in accounting and auditing.

KPMG LLP's reports on the financial statements do not contain any adverse opinion or a disclaimer of opinion, or are qualified or modified as to uncertainty or audit scope. Furthermore, there were no disagreements with KPMG on any matter of accounting principle or practice, financial statement disclosure or auditing scope or procedure which would have caused KPMG to make reference to the subject matter of the disagreement in connection within reports.

Financial Statements

This Statement of Additional Information contains financial statements for the Company and Life of Virginia Separate Account 4, now known as GE Life & Annuity Separate Account 4, as of December 31, 1998, and for each of the three years in the period then ended.

The consolidated financial statements of The Life Insurance Company of Virginia, now known as GE Life and Annuity Assurance Company, and subsidiaries included herein should be distinguished from the financial statements of Account 4 and should be considered only as bearing on the ability of the Company to meet its obligations under the Policy.

Such consolidated financial statements of The Life Insurance Company of Virginia, now known as GE Life and Annuity Assurance Company, and subsidiaries should not be considered as bearing on the investment performance of the assets held in Account 4.

                                     PART C

                                OTHER INFORMATION

Item 24.  Financial Statements and Exhibits

(a)  Financial Statements

All required financial statements are included in Part B of this Registration Statement.

(b)  Exhibits

   (1)(a) Resolution of Board of Directors of Life of Virginia authorizing the establishment of Separate Account 4. 12/

   (1)(b) Resolution of Board of Directors of Life of Virginia authorizing the establishment of additional investment subdivisions of Separate Account 4, investing in shares of the Asset Manager Portfolio of the Fidelity Variable Insurance Products Fund II and the Balanced Portfolio of the Advisers Management Trust. 12/

   (1)(c) Resolution of Board of Directors of Life of Virginia authorizing the establishment of additional investment subdivisions of Separate Account 4, investing in shares of the Growth Portfolio, the Aggressive Growth Portfolio, and the Worldwide Growth Portfolio of the Janus Aspen Series. 12/

   (1)(d) Resolution of Board of Directors of Life of Virginia authorizing the establishment of twenty-two (22) additional subdivisions of Separate Account 4, investing in shares of Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio of the Fidelity Variable Insurance Products Fund; Asset Manager Portfolio of the Fidelity Variable Insurance Products Fund II; Money Market Portfolio, Government Securities Portfolio, Common Stock Index Portfolio, Total Return Portfolio of the Life of Virginia Series Fund, Inc.; Limited Maturity Bond Portfolio, Growth Portfolio and Balanced Portfolio of the Neuberger & Berman Advisers Management Trust; Growth Portfolio, Aggressive Growth Portfolio, and Worldwide Growth Portfolio of the Janus Aspen Series; Money Fund, High Income Fund, Bond Fund, Capital Appreciation Fund, Growth Fund, Multiple Strategies Fund of the Oppenheimer Variable Account Funds. 12/

   (1)(e) Resolution of Board of Directors of Life of Virginia authorizing the establishment of three additional investment subdivisions of Separate Account 4, investing in shares of the Utility Fund and Corporate Bond Fund of the Insurance Management Series, and the Contrafund Portfolio of the Variable Insurance Products Fund II. 12/

   (1)(f) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional investment subdivisions of Separate Account 4, investing in shares of the International Equity Portfolio and the Real Estate Securities Portfolio of Life of Virginia Series Fund. 12/

   (1)(g) Resolution of Board of Directors of Life of Virginia authorizing the establishment of four additional investment subdivisions of Separate Account 4, investing in shares of the American Growth Portfolio and the American Small Capitalization Portfolio of The Alger American Fund, and the Growth Portfolio and Flexible Income Portfolio of the Janus Aspen Series. 8/

   (1)(h) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional investment subdivisions of Separate Account 4, investing in shares of the Federated American Leaders Fund II of the Federated Insurance Series, and the International Growth Portfolio of the Janus Aspen Series. 9/

   (1)(i) Resolution of Board of Directors of Life of Virginia authorizing the establishment of twelve additional investment subdivisions of Separate Account 4, investing in shares of the Growth & Income Portfolio and Growth opportunities Portfolio of Variable Insurance Products Fund III; Growth II Portfolio and Large Cap Growth Portfolio of the PBHG Insurance Series Fund, Inc.; Global Income Fund and Value Equity Fund of GE Investments Funds, Inc.11/

   (1)(j) Resolution of Board of Directors of Life of Virginia authorizing the establishment of two additional investment subdivisions of Separate Account 4, investing in shares of the Capital Appreciation Portfolio of the Janus Aspen Series. 11/

   (1)(k) Resolution of Board of Directors of Life of Virginia authorizing the establishment of six additional investment subdivisions of Separate Account 4, investing in shares of the U.S. Equity Fund of the GE Investments Funds, Inc., Growth and Income Fund of the Goldman Sachs Variable Insurance Trust Fund and Mid Cap Equity Fund of Goldman Sachs Variable Insurance Trust. Further a name change for Oppenheimer Variable Account Fund Capital Appreciation fund to Oppenheimer Variable Account Fund Aggressive Growth Fund. 12/

   (1)(l) Resolution of Board of Directors of Life of Virginia authorizing the establishment of Investment Subdivisions investing in shares of the Salomon Brothers Variable Series Funds, Inc. 14/

   (2).    Not Applicable.

   (3)(a) Underwriting Agreement dated December 12, 1997 between The Life Insurance Company of Virginia and Capital Brokerage Corporation.12/

      (b)  Dealer Sales Agreement dated December 13, 1997. 12/

   (4)(a)  Form of Policy.
           (i)   Policy Form P1143 4/94  12/
           (ii)  Policy Form P1150 10/98  13/

      (b)  Endorsements to Policy.
           (i) IRA Endorsement  12/
           (ii)Pension Endorsement 12/
           (iii)Section 403(b) Endorsement 12/
           (iv)Guaranteed Minimum Death Benefit Rider 13/
           (v) Optional Death Benefit at Death of Annuitant  Endorsement 12/
           (vi)  Endorsement for Waiver of Surrender Charges 13/
           (vii) Death Benefit Available at Death of Annuitant  Endorsement 16/
           (viii) Guaranteed Minimum Income Benefit 16/

   (5)(a)  Form of Application. 12/

   (6)(a) Certificate of Incorporation of The Life Insurance Company of Virginia. 12/

      (b)  By-Laws of The Life Insurance Company of Virginia. 12/

   (7).    Not Applicable.

   (8)(a) Stock Sale Agreement between The Life Insurance Company of Virginia and The Life of Virginia Series Fund, Inc. 12/

      (b) Participation Agreement among Variable Insurance Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia. 12/

     (b)(i)Amendment to Participation Agreement Referencing Policy Form Numbers. 12/

    (b)(ii)Amendment  to  Participation   Agreement  among  Variable   Insurance
           Products Fund II, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia. 9/

   (b)(iii)Amendment  to  Participation   Agreement  among  Variable   Insurance
           Products Fund, Fidelity Distributors Corporation, and The Life Insurance Company of Virginia. 9/

     (c) Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia. 12/

     (c)(i)Amendment to Agreement between Oppenheimer Variable Account Funds, Oppenheimer Management Corporation, and The Life Insurance Company of Virginia. 12/

     (d) Participation Agreement among Variable Insurance Products Fund II, Fidelity Distributors Corporation and The Life Insurance Company of Virginia. 12/

     (e) Participation Agreement between Janus Capital Corporation and The Life Insurance Company of Virginia. 12/

     (f)   Participation   Agreement   between  Insurance   Management   Series,
           Federated Securities Corp., and The Life Insurance Company of Virginia. 12/

     (g) Participation Agreement between The Alger American Fund, Fred Alger and Company, Inc., and The Life Insurance Company of Virginia. 8/

     (h) Participation Agreement between Variable Insurance Products Fund III and The Life Insurance Company of Virginia. 11/

     (i) Participation Agreement between PBHG Insurance Series Fund, Inc. and The Life Insurance Company of Virginia.11/

     (j) Participation Agreement between Goldman Sachs Variable Insurance Trust Insurance and The Life Insurance Company of Virginia.11/

     (k) Form of Participation Agreement between Salomon Brothers Variable Series Funds and The Life Insurance Company of Virginia.14/

     (l) Participation Agreement between GE Investments Funds, Inc. and The Life Insurance Company of Virginia. 14/

   (9).    Opinion and Consent of Counsel.15/

   (10)(a) Consent of Counsel.15/

       (b) Consent of Independent Auditors.15/

   (11)     Not Applicable.

   (12)     Not Applicable.

   (13)     Schedule showing computation for Performance Data 12/

   (14)     Power of Attorney dated April 16, 1997.11/


                                --------------------------


8/ Incorporated herein by reference to post-effective amendment number 3 to the Registrant's registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on September 28, 1995.

9/ Incorporated herein by reference to post-effective amendment number 4 to the Registrant's registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on April 30, 1996.

10/Incorporated herein by reference to post-effective amendment number 6 to the Registrant's registration statement on Form N-4, File No. 33-76334, filed with the Securities and Exchange Commission on March 24, 1997.

11/Incorporated herein by reference to post-effective amendment number 7 to the Registrant's registration statement on Form N-4, File No. 33-76334 filed with the Securities and Exchange Commission on May 1, 1997.

12/Incorporated herein by reference to post-effective amendment number 9 to the Registrant's registration statement on Form N-4, File No. 33-76334 filed with the Securities and Exchange Commission on May 1, 1998.

13/Incorporated herein by reference to post-effective amendment number 11 to the Registrant's registration statement on Form N-4, File No. 33-76334 filed with the Securities and Exchange Commission on July 17, 1998.

14/Incorporated herein by reference to post-effective amendment number 13 to the Registrant's registration statement on Form N-4, File No. 33-76334 filed with the Securities and Exchange Commission on September 30, 1998.

15/ To be filed in subsequent post-effective amendment.

16/  Incorporated herein.


Item 25.  Directors and Officers of GE Life & Annuity

                                                    Positions and Offices with
Name                       Address                  Depositor

Ronald V. Dolan            First Colony Life        Director and Chairman of the
                           700 Main Street          Board
                           Lynchburg, VA  24505
Pamela S. Schutz           GE Life & Annuity        Director and President
                           6610 W. Broad Street
                           Richmond, VA  23230
Selwyn L. Flournoy, Jr     GE Life & Annuity        Director and Senior Vice
                           6610 W. Broad Street     President
                           Richmond, VA 23230
Robert D. Chinn            GE Life & Annuity        Director and Senior Vice
                           6610 W. Broad Street     President - Agency
                           Richmond, VA 23230
Elliot Rosenthal           GE Life & Annuity        Senior Vice President -
                           6610 W. Broad Street     Investment Products
                           Richmond, VA 23230
Victor C. Moses            GE Financial Assurance   Director
                           601 Union Street, Ste. 5600
                           Seattle, WA 98101
Geoffrey S. Stiff          GE Life & Annuity        Director
                           6610 W. Broad Street
                           Richmond, VA 23230

Item 26. Persons Controlled by or Under Common Control With the Depositor or Registrant




                              ORGANIZATIONAL CHART

                  --------------GENERAL ELECTRIC
                  |                    COMPANY
            Other Subsidiaries            |
                                        (100%)
                                          |
                                GENERAL ELECTRIC
                              CAPITAL SERVICES, INC.
                                          |
                                        (100%)
                                          |
                                GENERAL ELECTRIC
                               CAPITAL CORPORATION
                                          |
                                        (100%)
                                          |
                             GE FINANCIAL ASSURANCE----------------
                                 HOLDINGS, INC.                   |
                                          |                       |
                                        (100%)                    |
                                          |                       |
                                 GNA CORPORATION                  |
                                          |                       |
                                       (100%)                    20%
                                          |                       |
                                GENERAL ELECTRIC                  |
                            CAPITAL ASSURANCE COMPANY             |
                                          |                       |
                                        (80%)                     |
                                          |                       |
                               GE LIFE AND ANNUITY-----------------
                                ASSURANCE COMPANY

Item 27.  Number of Policyowners

Not applicable.

Item 28.  Indemnification

Section 13.1-698 and 13.1-702 of the Code of Virginia, in brief, allow a corporation to indemnify any person made party to a proceeding because such person is or was a director, officer, employee, or agent of the corporation, against liability incurred in the proceeding if: (1) he conducted himself in good faith; and (2) he believed that (a) in the case of conduct in his official capacity with the corporation, his conduct was in its best interests; and (b) in all other cases, his conduct was at least not opposed to the corporation's best interests and (3) in the case of any criminal proceeding, he had no reasonable cause to believe his conduct was unlawful. The termination of a proceeding by judgment, order, settlement or conviction is not, of itself, determinative that the director, officer, employee, or agent of the corporation did not meet the standard of conduct described. A corporation may not indemnify a director, officer, employee, or agent of the corporation in connection with a proceeding by or in the right of the corporation, in which such person was adjudged liable to the corporation, or in connection with any other proceeding charging improper personal benefit to such person, whether or not involving action in his official capacity, in which such person was adjudged liable on the basis that personal benefit was improperly received by him. Indemnification permitted under these sections of the Code of Virginia in connection with a proceeding by or in the right of the corporation is limited to reasonable expenses incurred in connection with the proceeding.

Section 5 of the By-Laws of The Life Insurance Company of Virginia further provides that:

  (a) The Corporation shall indemnify each director, officer and employee of this Company who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative, arbitrative, or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees), judgements [sic], fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in the best interests of the Corporation, and with respect to any criminal action, had no cause to believe his conduct unlawful. The termination of any action, suit or proceeding by judgement [sic], order, settlement, conviction, or upon a plea of nolo contendere, shall not of itself create a presumption that the person did not act in good faith, or in a manner opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, believed his conduct unlawful.

  (b) The Corporation shall indemnify each director, officer or employee of the Corporation who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgement [sic] in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, or is or was serving at the request of the Corporation as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable for negligence or misconduct in the performance of his duty to the Corporation unless and only to the extent that the court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which such court shall deem proper.

  (c) Any indemnification under subsections (a) and (b) (unless ordered by a court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in subsections (a) and (b). Such determination shall be made (1) by the Board of Directors of the Corporation by a majority vote of a quorum consisting of the directors who were not parties to such action, suit or proceeding, or (2) if such a quorum is not obtainable, or even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (3) by the stockholders of the Corporation.

  (d) Expenses (including attorneys' fees) incurred in defending an action, suit or proceeding, whether civil, criminal, administrative, arbitrative or investigative, may be paid by the Corporation in advance of the final disposition of such action, suit or proceeding as authorized in the manner provided in subsection (c) upon receipt of an undertaking by or on behalf of the director, officer or employee to repay such amount to the Corporation unless it shall ultimately be determined that he is entitled to be indemnified by the Corporation as authorized in this Article.

  (e) The Corporation shall have the power to make any other or further indemnity to any person referred to in this section except an indemnity against gross negligence or willful misconduct.

  (f) Every reference herein to director, officer or employee shall include every director, officer or employee, or former director, officer or employee of the Corporation and its subsidiaries and shall enure to the benefit of the heirs, executors and administrators of such person.

  (g) The foregoing rights and indemnification shall not be exclusive of any other rights and indemnification to which the directors, officers and employees of the Corporation may be entitled according to law.

                                   *           *          *

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the depositor pursuant to the foregoing provisions, or otherwise, the depositor has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the depositor of expenses incurred or paid by a director, officer or controlling person of the depositor in successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the depositor will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 29.  Principal Underwriters

  (a) Capital Brokerage Corporation is the principal underwriter of the Policies as defined in the Investment Company Act of 1940, and is also the principal underwriter for flexible premium variable life insurance policies issued through GE Life & Annuity Separate Accounts I, II, III, 4 and V.


  (b)

                                                           Positions and Offices
Name                       Address                         with Underwriter
Scott A. Curtis            GE Financial Assurance          President and Chief
                           6610 W. Broad St.               Executive Officer
                           Richmond, VA 23230
Charles A. Kaminski        GE Financial Assurance          Senior Vice President
                           601 Union St., Ste. 5600
                           Seattle, WA 98101
Victor C. Moses            GE Financial Assurance          Senior Vice President
                           601 Union St., Ste. 5600
                           Seattle, WA 98101
Geoffrey S. Stiff          GE Financial Assurance          Senior Vice President
                           6610 W. Broad Street
                           Richmond, VA  23230
Mary Catherine Yeagley     GE Financial Assurance          Senior Vice President
                           601 Union St., Ste. 5600
                           Seattle, WA 98101
Jeffrey I. Hugunin         GE Financial Assurance          Treasurer
                           6604 W. Broad St.
                           Richmond, VA 23230
John W. Attey              GE Financial Assurance          Vice President, Counsel
                           7125 W. Jefferson Ave., Ste.    & Assistant Secretary
                           200                             Vice President & Chief
                           Lakewood, CO 80235              Financial Officer
Thomas W. Casey            GE Financial Assurance
                           6604 W. Broad St.
                           Richmond, VA 23230
Stephen N. DeVos           GE Financial Assurance          Vice President &
                           6604 W. Broad St.               Controller
                           Richmond, VA 23230
Scott A. Reeks             GE Financial Assurance          Vice President &
                           6610 W. Broad St.               Assistant Treasurer
                           Richmond, VA 23230
Edward J. Wiles, Jr.       GE Financial Assurance          Vice President, Counsel
                           777 Long Ridge Rd., Bldg. "B"   & Secretary
                           Stamford, CT 06927

Item 30.  Location of Accounts and Records

All accounts and records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules under it are maintained by GE Life & Annuity at its executive offices.

Item 31.  Management Services

All management contracts are discussed in Part A or Part B of this Registration Statement.


Item 32.  Undertakings

  (a) Registrant undertakes that it will file a post-effective amendment to this Registration Statement as frequently as necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

  (b) Registrant undertakes that it will include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

  (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request to GE Life & Annuity at the address or phone number listed in the Prospectus.

  STATEMENT PURSUANT TO RULE 6c-7

  GE Life & Annuity offers and will offer Policies to participants in the Texas Optional Retirement Program. In connection therewith, GE Life & Annuity and Account 4 rely on 17 C.F.R. Section 270.6c-7 and represent that the provisions of paragraphs (a)-(d) of the Rule have been or will be complied with.

  SECTION 403(b) REPRESENTATIONS

  GE Life & Annuity represents that in connection with its offering of Policies as funding vehicles for retirement plans meeting the requirements of Section 403(b) of the Internal Revenue Code of 1986, it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88) regarding Sections 22(e), 27(c)(1), and 27(d) of the Investment Company Act of 1940, and that paragraphs numbered (1) through (4) of that letter will be complied with.

  SECTION 26(e)(2)(A) REPRESENTATION

  GE Life & Annuity hereby represents that the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by GE Life & Annuity .

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the registrant, GE Life & Annuity Separate Account 4, has duly caused this registration statement to be signed on its behalf by the undersigned thereunto duly authorized, and its seal to be hereunto affixed and attested, in the County of Henrico in the Commonwealth of Virginia, on the 1 of March, 1999.

                      GE Life & Annuity Separate Account 4
                                  (Registrant)

   By: /s/ SELWYN L. FLOURNOY, JR.
      --------------------------------------
      Selwyn L. Flournoy, Jr.
      Senior Vice President
      GE Life and Annuity Assurance Company



                      GE Life and Annuity Assurance Company
                                   (Depositor)

   By: /s/ SELWYN L. FLOURNOY, JR.
      --------------------------------------
      Selwyn L. Flournoy, Jr.
      Senior Vice President
      GE Life and Annuity Assurance Company

As required by the Securities Act of 1933, this registration statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature                       Title                                  Date


/s/ RONALD V. DOLAN             Director, Chairman of the Board        3/1/99
---------------------------
Ronald V. Dolan


/s/PAMELA S. SCHUTZ             Director and President                 3/1/99
---------------------------
Pamela S. Schutz

/s/ SELWYN L. FLOURNOY, JR.
---------------------------
Selwyn L. Flournoy, Jr.         Director, Senior Vice President        3/1/99


/s/ROBERT D. CHINN              Director, Senior Vice President        3/1/99
---------------------------
Robert D. Chinn


/s/VICTOR C. MOSES              Director                               3/1/99
---------------------------
Victor C. Moses


/s/GEOFFREY S. STIFF            Director                               3/1/99
---------------------------
Geoffrey S. Stiff


By  /s/ SELWYN L. FLOURNOY, JR., pursuant to Power of Attorney executed on
------------------------------------

    April 16, 1997.

                                LIST OF EXHIBITS



(4)(b)(vii) Optional Guaranteed Minimum Income Benefit Rider

(4)(b)(viii) Death Benefit Available at Death of Annuitant Endorsement